SELECT DIMENSIONS ASSETMANAGER
SEPARATE ACCOUNT THREE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 CONTRACT OWNERS
        1-800-862-4397 (ACCOUNT EXECUTIVES)                  [The Hartford Logo]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I and Series IR of Select Dimensions AssetManager variable annuity. Please read it carefully.

Select Dimensions AssetManager variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- MONEY MARKET SUB-ACCOUNT which purchases Class X shares of Money Market Portfolio of the Morgan Stanley Select Dimensions Investment Series

- NORTH AMERICAN GOVERNMENT SECURITIES SUB-ACCOUNT which purchases Class X shares of North American Government Securities Portfolio of the Morgan Stanley Select Dimensions Investment Series (effective September 7, 1999, closed to new investments or transfer of existing Contract Values)

- DIVERSIFIED INCOME SUB-ACCOUNT which purchases Class X shares of Diversified Income Portfolio of the Morgan Stanley Select Dimensions Investment Series

- BALANCED GROWTH SUB-ACCOUNT which purchases Class X shares of Balanced Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- UTILITIES SUB-ACCOUNT which purchases Class X shares of Utilities Portfolio of the Morgan Stanley Select Dimensions Investment Series

- DIVIDEND GROWTH SUB-ACCOUNT which purchases Class X shares of Dividend Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- VALUE-ADDED MARKET SUB-ACCOUNT which purchases Class X shares of Value-Added Market Portfolio of the Morgan Stanley Select Dimensions Investment Series

- GROWTH SUB-ACCOUNT which purchases Class X shares of Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- AMERICAN OPPORTUNITIES SUB-ACCOUNT which purchases Class X shares of American Opportunities Portfolio of the Morgan Stanley Select Dimensions Investment Series

- CAPITAL OPPORTUNITIES SUB-ACCOUNT (formerly Mid-Cap Equity Sub-Account) which purchases Class X shares of Capital Opportunities Portfolio (Mid-Cap Equity Portfolio) of the Morgan Stanley Select Dimensions Investment Series

- GLOBAL EQUITY SUB-ACCOUNT which purchases Class X shares of Global Equity Portfolio of the Morgan Stanley Select Dimensions Investment Series

- DEVELOPING GROWTH SUB-ACCOUNT which purchases Class X shares of Developing Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- EMERGING MARKETS SUB-ACCOUNT which purchases Class X shares of Emerging Markets Portfolio of the Morgan Stanley Select Dimensions Investment Series (effective September 7, 1999, closed to new investments or transfers of existing Contract Value)

- HIGH YIELD SUB-ACCOUNT which purchases shares of High Yield Portfolio of The Universal Institutional Funds, Inc.

- MID-CAP VALUE SUB-ACCOUNT which purchases shares of Mid-Cap Value Portfolio of The Universal Institutional Funds, Inc.

- EMERGING MARKETS DEBT SUB-ACCOUNT which purchases shares of Emerging Markets Debt Portfolio of The Universal Institutional Funds, Inc.

- EMERGING MARKETS EQUITY SUB-ACCOUNT which purchases shares of Emerging Markets Equity Portfolio of The Universal Institutional Funds, Inc.

- FIXED INCOME SUB-ACCOUNT which purchases shares of Fixed Income Portfolio of The Universal Institutional Funds, Inc.

- ACTIVE INTERNATIONAL ALLOCATION SUB-ACCOUNT which purchases shares of Active International Allocation Portfolio of The Universal Institutional Funds, Inc.

- TECHNOLOGY SUB-ACCOUNT which purchases shares of Technology Portfolio of The Universal Institutional Funds, Inc.

- GROWTH AND INCOME SUB-ACCOUNT (formerly Strategic Stock Sub-Account) which purchases Class I shares of Growth and Income Portfolio (formerly Strategic Stock Portfolio) of the Van Kampen Life Investment Trust

- ENTERPRISE SUB-ACCOUNT which purchases Class I shares of Enterprise Portfolio of the Van Kampen Life Investment Trust

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP:/WWW.SEC.GOV).

This Contract IS NOT:

-  A bank deposit or obligation

-  Federally insured

-  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 1, 2002
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2002

                                                                               3
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
--------------------------------------------------------------------------------
FEE TABLE                                                                     6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                   10
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 11
--------------------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                                11
--------------------------------------------------------------------------------
  The Separate Account                                                       11
--------------------------------------------------------------------------------
THE PORTFOLIOS                                                               12
--------------------------------------------------------------------------------
  The Investment Advisers                                                    12
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              15
--------------------------------------------------------------------------------
THE CONTRACT                                                                 16
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               16
--------------------------------------------------------------------------------
  Charges and Fees                                                           18
--------------------------------------------------------------------------------
  Death Benefit                                                              19
--------------------------------------------------------------------------------
  Surrenders                                                                 22
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              24
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     26
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            26
--------------------------------------------------------------------------------
  Legal Matters                                                              27
--------------------------------------------------------------------------------
  More Information                                                           27
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   27
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     32
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           33
--------------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           36
--------------------------------------------------------------------------------
APPENDIX III -- ACCUMULATION UNIT VALUES                                     39
--------------------------------------------------------------------------------

4
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account. The assets in this account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

                                                                               5
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that an individual age
70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE

                                          CONTRACT   CONTRACT
                                          YEARS 1-7  YEARS 8+
-------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchases (as a
  percentage of Premium Payments)            None      None
-------------------------------------------------------------
Contingent Deferred Sales Charge (as a
  percentage of Premium Payments)            None      None
-------------------------------------------------------------
ANNUAL MAINTENANCE FEE (1)                    $30       $30
-------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a
  percentage of average daily
  Sub-Account Value)
    Mortality and Expense Risk Charge        1.50%     1.25%
-------------------------------------------------------------
    Administrative Charge                    0.15%     0.15%
-------------------------------------------------------------
    Total Separate Account Annual
     Expenses                                1.65%     1.40%
-------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of
  average daily Sub-Account Value)
    Optional Death Benefit Charge            0.15%     0.15%
-------------------------------------------------------------
    Earnings Protection Benefit Charge       0.20%     0.20%
-------------------------------------------------------------
    Total Separate Account Annual
     Expenses with all optional charges      2.00%     1.75%
-------------------------------------------------------------

1) An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Annual Maintenance Fee, maximum Separate Account Annual Expenses with all Optional Charges, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example. If you do not select all of the optional benefits, your expenses would be lower than those shown in the Example.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

                                                                               7
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                    (As a percentage of average net assets)

                                                 12B-1
                                              DISTRIBUTION              TOTAL FUND
                                MANAGEMENT  AND/OR SERVICING   OTHER    OPERATING
                                   FEES           FEES        EXPENSES   EXPENSES
----------------------------------------------------------------------------------
MORGAN STANLEY SELECT
  DIMENSIONS INVESTMENT
  SERIES:
----------------------------------------------------------------------------------
Money Market Portfolio            0.50%            N/A         0.02%      0.52%
----------------------------------------------------------------------------------
North American Government
  Securities Portfolio (1)        0.65%            N/A         0.52%      1.17%
----------------------------------------------------------------------------------
Diversified Income Portfolio      0.40%            N/A         0.09%      0.49%
----------------------------------------------------------------------------------
Balanced Growth Portfolio         0.60%            N/A         0.04%      0.64%
----------------------------------------------------------------------------------
Utilities Portfolio               0.65%            N/A         0.04%      0.69%
----------------------------------------------------------------------------------
Dividend Growth Portfolio         0.61%            N/A         0.01%      0.62%
----------------------------------------------------------------------------------
Value-Added Market Portfolio      0.50%            N/A         0.04%      0.54%
----------------------------------------------------------------------------------
Growth Portfolio                  0.80%            N/A         0.06%      0.86%
----------------------------------------------------------------------------------
American Opportunities
  Portfolio                       0.62%            N/A         0.03%      0.65%
----------------------------------------------------------------------------------
Capital Opportunities
  Portfolio                       0.75%            N/A         0.05%      0.80%
----------------------------------------------------------------------------------
Global Equity Portfolio           1.00%            N/A         0.07%      1.07%
----------------------------------------------------------------------------------
Developing Growth Portfolio       0.50%            N/A         0.09%      0.59%
----------------------------------------------------------------------------------
Emerging Markets Portfolio (1)    1.25%            N/A         0.29%      1.54%
----------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC.:
----------------------------------------------------------------------------------
High Yield Portfolio (2)          0.50%            N/A         0.33%      0.83%
----------------------------------------------------------------------------------
Mid-Cap Value Portfolio (2)       0.75%            N/A         0.35%      1.10%
----------------------------------------------------------------------------------
Emerging Markets Debt
  Portfolio (2)                   0.80%            N/A         0.37%      1.17%
----------------------------------------------------------------------------------
Emerging Markets Equity
  Portfolio (2)                   1.25%            N/A         0.87%      2.12%
----------------------------------------------------------------------------------
Fixed Income Portfolio (2)        0.40%            N/A         0.31%      0.71%
----------------------------------------------------------------------------------
Active International
  Allocation Portfolio (2)        0.80%            N/A         0.88%      1.68%
----------------------------------------------------------------------------------
Technology Portfolio (2)          0.80%            N/A         0.51%      1.31%
----------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT
  TRUST:
----------------------------------------------------------------------------------
Growth and Income Portfolio --
  Class I (3)                     0.60%            N/A         0.15%      0.75%
----------------------------------------------------------------------------------
Enterprise Portfolio --
  Class I                         0.50%            N/A         0.12%      0.62%
----------------------------------------------------------------------------------

(1) Closed to new investments or transfers of existing Contract Values.

(2) The Management Fee and Other Expenses have been reduced to reflect a voluntary waiver of a portion or all of the Management Fee and the reimbursement of Other Expenses by the portfolio's adviser. The adviser may terminate this voluntary waiver at any time at its sole discretion. Including such reductions, expenses would be as follows:

                                                           TOTAL FUND
                                     MANAGEMENT   OTHER    OPERATING
PORTFOLIO                               FEES     EXPENSES   EXPENSES
---------------------------------------------------------------------
High Yield                             0.47%      0.33%      0.80%
---------------------------------------------------------------------
Mid-Cap Value                          0.70%      0.35%      1.05%
---------------------------------------------------------------------
Emerging Markets Debt                  0.80%      0.37%      1.17%
---------------------------------------------------------------------
Emerging Markets Equity                0.98%      0.87%      1.85%
---------------------------------------------------------------------
Fixed Income                           0.39%      0.31%      0.70%
---------------------------------------------------------------------
Active International Allocation        0.27%      0.88%      1.15%
---------------------------------------------------------------------
Technology Portfolio                   0.66%      0.51%      1.17%
---------------------------------------------------------------------

8
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

(3) With respect to the Enterprise and the Growth and Income Portfolios, the investment adviser, Van Kampen Asset Management Inc. has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Including the aforementioned reductions, "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios were:

                                                           TOTAL FUND
                                     MANAGEMENT   OTHER    OPERATING
PORTFOLIO                               FEES     EXPENSES   EXPENSES
---------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
---------------------------------------------------------------------
Enterprise Portfolio -- Class I        0.48%      0.12%      0.60%
---------------------------------------------------------------------
Growth and Income Portfolio --
  Class I                              0.25%      0.40%      0.65%
---------------------------------------------------------------------

                                                                               9
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                           If you Surrender your Contract:     If you annuitize your Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------
Money Market                $27     $ 82     $139      $287     $26     $ 81     $139      $286
-------------------------------------------------------------------------------------------------
North American Government
  Securities                $33     $101     $172      $350     $32     $101     $171      $349
-------------------------------------------------------------------------------------------------
Diversified Income          $26     $ 81     $138      $284     $26     $ 80     $137      $283
-------------------------------------------------------------------------------------------------
Balanced Growth             $28     $ 85     $145      $299     $27     $ 85     $145      $298
-------------------------------------------------------------------------------------------------
Utilities                   $28     $ 87     $148      $304     $28     $ 86     $147      $303
-------------------------------------------------------------------------------------------------
Dividend Growth             $28     $ 85     $144      $297     $27     $ 84     $144      $296
-------------------------------------------------------------------------------------------------
Value-Added Market          $27     $ 82     $140      $289     $26     $ 81     $140      $288
-------------------------------------------------------------------------------------------------
Growth                      $30     $ 92     $157      $321     $29     $ 91     $156      $320
-------------------------------------------------------------------------------------------------
American Opportunities      $28     $ 86     $146      $300     $27     $ 85     $145      $299
-------------------------------------------------------------------------------------------------
Capital Opportunities       $29     $ 90     $154      $315     $29     $ 89     $153      $314
-------------------------------------------------------------------------------------------------
Global Equity               $32     $ 98     $167      $341     $31     $ 98     $166      $340
-------------------------------------------------------------------------------------------------
Developing Growth           $27     $ 84     $143      $294     $27     $ 83     $142      $293
-------------------------------------------------------------------------------------------------
Emerging Markets            $37     $113     $190      $385     $36     $112     $189      $384
-------------------------------------------------------------------------------------------------
High Yield                  $30     $ 91     $155      $318     $29     $ 90     $154      $317
-------------------------------------------------------------------------------------------------
Mid-Cap Value               $33     $ 99     $168      $344     $32     $ 99     $168      $343
-------------------------------------------------------------------------------------------------
Emerging Markets Debt       $33     $101     $172      $350     $32     $101     $171      $349
-------------------------------------------------------------------------------------------------
Emerging Markets Equity     $43     $130     $218      $436     $42     $129     $217      $435
-------------------------------------------------------------------------------------------------
Fixed Income                $29     $ 87     $149      $306     $28     $ 87     $148      $305
-------------------------------------------------------------------------------------------------
Active International
  Allocation                $38     $117     $197      $397     $38     $116     $196      $396
-------------------------------------------------------------------------------------------------
Technology                  $35     $106     $179      $363     $34     $105     $178      $363
-------------------------------------------------------------------------------------------------
Growth and Income           $29     $ 89     $151      $310     $28     $ 88     $150      $309
-------------------------------------------------------------------------------------------------
Enterprise                  $28     $ 85     $144      $297     $27     $ 84     $144      $296
-------------------------------------------------------------------------------------------------

                           If you do not Surrender your
                           Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------
Money Market                $27     $ 82     $139      $287
-------------------------
North American Government
  Securities                $33     $101     $172      $350
-------------------------
Diversified Income          $26     $ 81     $138      $284
-------------------------
Balanced Growth             $28     $ 85     $145      $299
-------------------------
Utilities                   $28     $ 87     $148      $304
-------------------------
Dividend Growth             $28     $ 85     $144      $297
-------------------------
Value-Added Market          $27     $ 82     $140      $289
-------------------------
Growth                      $30     $ 92     $157      $321
-------------------------
American Opportunities      $28     $ 86     $146      $300
-------------------------
Capital Opportunities       $29     $ 90     $154      $315
-------------------------
Global Equity               $32     $ 98     $167      $341
-------------------------
Developing Growth           $27     $ 84     $143      $294
-------------------------
Emerging Markets            $37     $113     $190      $385
-------------------------
High Yield                  $30     $ 91     $155      $318
-------------------------
Mid-Cap Value               $33     $ 99     $168      $344
-------------------------
Emerging Markets Debt       $33     $101     $172      $350
-------------------------
Emerging Markets Equity     $43     $130     $218      $436
-------------------------
Fixed Income                $29     $ 87     $149      $306
-------------------------
Active International
  Allocation                $38     $117     $197      $397
-------------------------
Technology                  $35     $106     $179      $363
-------------------------
Growth and Income           $29     $ 89     $151      $310
-------------------------
Enterprise                  $28     $ 85     $144      $297
-------------------------

10
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract.

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. During Contract Years 1-7, a mortality and expense risk charge is subtracted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Funds. In Contract Year 8 or at the Annuity Commencement Date, whichever comes sooner, the mortality and expense risk charge drops to 1.25% of your Contract Value invested in the Funds.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual rate of 0.15% of Sub-Account Value during the accumulation and annuity phases of the Contract.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant, die before we begin to make Annuity Payouts. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

                                                                              11
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

- The Contract Value of your Contract;

- Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with a Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                       HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                           9/26/01        A+   Financial strength
------------------------------------------------------------------------------------------------
                                                             Financial security characteristics
 Standard & Poor's                       9/20/01       AA
------------------------------------------------------------------------------------------------
 Fitch                                   9/21/01       AA+   Claims paying ability
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The

12
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
Separate Account was established on March 1, 1993 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE PORTFOLIOS
--------------------------------------------------------------------------------

THE INVESTMENT ADVISERS

Morgan Stanley Investment Advisors Inc. ("MS Advisors"), a Delaware Corporation, whose address is 1221 Avenue of the Americas, New York, New York 10020, is the Investment Manager for the Money Market Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Opportunities Portfolio, the Capital Opportunities Portfolio (Mid-Cap Equity Portfolio), the Global Equity Portfolio, and the Developing Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series (the "Morgan Stanley Portfolios"). MS Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW")

MS Advisors provides administrative services, manages the Morgan Stanley Portfolios' business affairs and manages the investment of the Morgan Stanley Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MS Advisors has retained Morgan Stanley Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Portfolios. For its services, the Morgan Stanley Portfolios pay MS Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MS Advisors and the respective fees of the Morgan Stanley Portfolios.

With regard to the Capital Opportunities Portfolio (formerly Mid-Cap Equity Portfolio) and the Emerging Markets Portfolio, TCW Investment Management Company ("TCW"), under a Sub-Advisory Agreement with MS Advisors, provides these Portfolios with investment advice and portfolio management, in each case subject to the overall supervision of the MS Advisors. TCW's address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.

With regard to the Growth Portfolio, Morgan Stanley Investment Management Inc. ("MS Investment Management"), under a Sub-Advisory Agreement with MS Advisors, provides the Growth Portfolio with investment advice and portfolio management, subject to the overall supervision of MS Advisors. MS Investment Management, like MS Advisors, is a wholly-owned subsidiary of MSDW. MS Investment Management's address is 1221 Avenue of the Americas, New York, New York 10020.

In addition to acting as the Sub-Adviser for the Growth Portfolio, MS Investment Management, pursuant to an Investment Advisory Agreement with The Universal Institutional Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, Active International Allocation Portfolio, High Yield Portfolio, Fixed Income Portfolio, MidCap Value Portfolio, and Technology Portfolio. As the investment adviser to these Portfolios, MS Investment Management, provides investment advice and portfolio management services. Prior to May 1, 2002, Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of MS Investment Management, served as investment adviser to the High Yield Portfolio, Fixed Income Portfolio and MidCap Value Portfolio.

The Investment Adviser with respect to the Growth and Income Portfolio and the Enterprise Portfolio is Van Kampen Asset Management Inc., a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of MSDW. Van Kampen Investments Inc. is a diversified asset management company with more than three million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $97 billion under management or supervision as of December 31, 2000. Van Kampen Investments Inc.'s more than 50 open-end and 30 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by leading authorized dealers nationwide.

On December 11, 2001 we amended our application with the Securities and Exchange Commission seeking an order approving the substitution of shares of an investment portfolio of The Universal Institutional Funds, Inc. ("Universal Funds") held by the Sub-Accounts for shares of an investment portfolio of Morgan Stanley Select Dimensions Investment Series ("Select Dimensions Trust") held by the Sub-Accounts.

                                                                              13
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Our amended application seeks an order approving only the substitution of shares of Universal Funds' Fixed Income Portfolio for shares of Select Dimensions Trust's North American Government Securities Portfolio. We no longer intend to substitute shares of Universal Funds' Emerging Markets Equity Portfolio for shares of Select Dimensions Trust's Emerging Markets Portfolio. Accordingly, references to these Portfolios should be disregarded for purposes of the proposed substitution.

Until the proposed substitution, each Contract owner is permitted to make one transfer of all amounts invested in the affected Sub-Account to another Sub-Account without that transfer counting towards the twenty (20) unrestricted transfers permitted each Contract Year. Also, we will not exercise any rights reserved under the Contracts to impose additional restrictions on the transfers until at least thirty (30) days after the proposed substitution occurs.

We anticipate that if our application is approved, the proposed substitution will occur in 2002.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

MORGAN STANLEY SELECT DIMENSIONS
INVESTMENT SERIES:

MONEY MARKET PORTFOLIO -- Seeks high current income, preservation of capital and liquidity by investing in the following money market instruments: U.S. Government securities, obligations of U.S. regulated banks and savings institutions having total assets of more than $1 billion, or less than $1 billion if such are fully federally insured as to principal (the interest may not be insured), repurchase agreements and high grade corporate debt obligations maturing in thirteen months or less.

NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO (Effective September 7, 1999, closed to new investments or transfers of existing Contract Values) -- Seeks to earn a high level of current income while maintaining relatively low volatility of principal, by investing primarily in investment grade fixed-income securities issued or guaranteed by the U.S., Canadian or Mexican governments.

DIVERSIFIED INCOME PORTFOLIO -- Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed-income securities. Up to one-third of the securities in which the Diversified Income Portfolio may invest will include securities rated Baa/BBB or lower. See the Special Considerations for investments for high yield securities disclosed in the Fund's prospectus.

BALANCED GROWTH PORTFOLIO -- Seeks to provide capital growth with reasonable current income by investing, under normal market conditions, at least 60% of its total assets in a diversified portfolio of common stocks of companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for increasing dividends and in securities convertible into common stock, and at least 25% of its total assets in investment grade fixed-income (fixed-rate and adjustable-rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and its instrumentalities.

UTILITIES PORTFOLIO -- Seeks to provide both capital appreciation and current income.

DIVIDEND GROWTH PORTFOLIO -- Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.

VALUE-ADDED MARKET PORTFOLIO -- Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income, by investing, in approximately equal proportions, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index. The Portfolio's investment manager will adjust the Portfolio's investment securities at least annually to maintain an approximate equal weighting of each S&P 500 stock.

GROWTH PORTFOLIO -- Seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies having stock market values or capitalizations of at least $1 billion.

AMERICAN OPPORTUNITIES PORTFOLIO -- Seeks long-term capital growth consistent with an effort to reduce volatility, by investing principally in common stock of companies in industries which, at the time of the investment, are believed to have attractive earnings growth potential and that the investment manager believes will have the relative earnings growth potential over the projected economic outlook.

CAPITAL OPPORTUNITIES PORTFOLIO (formerly Mid-Cap Equity Portfolio) -- Seeks long-term capital growth by investing primarily in equity securities of medium sized companies (that is, companies whose equity market capitalization falls within the range of companies comprising the S&P 400 Index).

GLOBAL EQUITY PORTFOLIO -- Seeks to obtain total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies, governments and international organizations.

14
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEVELOPING GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.

EMERGING MARKETS PORTFOLIO (Effective September 7, 1999, closed to new investments or transfers of existing Contract Values) -- Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging market countries. The Emerging Markets Portfolio may invest up to 35% of its total assets in high risk fixed-income securities that are rated below investment grade or are unrated (commonly referred to as "junk bonds"). See the Special Considerations for investments in high yield securities disclosed in the Fund's prospectus.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

HIGH YIELD PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities.

MID CAP VALUE PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index. The Portfolio focuses on stocks that are believed to be undervalued in comparison with the stock market as a whole, as measured by the S&P Index. The Portfolio may purchase stocks that typically do not pay dividends.

EMERGING MARKETS DEBT PORTFOLIO -- Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers located in emerging market countries. Using macroeconomic and fundamental analysis, the Investment Adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each county.

EMERGING MARKETS EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries. The Investment Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and management with strong shareholder value orientation.

FIXED INCOME PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and in high yield securities (commonly referred to as "junk bonds").

ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in accordance with country and sector weightings determined by the Investment Adviser, in equity securities of non-U.S. issuers which, in the aggregate, replicate broad-market indices. The Investment Adviser seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The Investment Adviser seeks to capitalize on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation; (ii) fundamental change; and (iii) market momentum/technicals.

TECHNOLOGY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that the Investment Adviser expects will benefit from their involvement in technology and technology-related industries. The Investment Adviser seeks to maximize long-term capital appreciation by identifying significant long-term technology trends and investing primarily in companies the Investment Adviser believes are positioned to benefit materially from these trends.

VAN KAMPEN LIFE INVESTMENT TRUST:

GROWTH AND INCOME PORTFOLIO (formerly Strategic Stock Portfolio) -- Seeks an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the investment objectives by investing in a portfolio of high dividend yielding equity securities of companies included in the Dow Jones Industrial Average or in the Morgan Stanley Capital International USA Index.

ENTERPRISE PORTFOLIO -- Seeks capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are

                                                                              15
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment

16
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore,

                                                                              17
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

18
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract during Contract Years 1-7, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value. After Contract Year 7 or at the Annuity Commencement Date, whichever comes sooner, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

                                                                              19
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses accompanying this prospectus.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

20
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

EARNINGS PROTECTIONS BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

                                                                              21
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

22
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitantis living or  Joint Contract Owner
                                joint Contract Owner       deceased                   receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          Death Benefit is paid to
                                living                     Contingent Annuitant       the Contract Owner and
                                                                                      not the designated
                                                                                      Beneficiary.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

                                                                              23
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

24
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed-dollar amount or variable-dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments, subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

                                                                              25
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic Annuity Payouts will be based on an assumed investment return according to state law.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

26
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

INVESTEASE-Registered Trademark- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant

                                                                              27
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financials Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-4397 (Account Executives)

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-

28
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includible in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includible in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includible in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes). If the IRS takes such a contrary position, however, then any Beneficiary of an Optional Death Benefit or an Earnings Protection Benefit may be entitled to claim that some part of such Death Benefit is excludable from gross income for federal tax purposes (e.g., as a death benefit that should be treated for tax purposes as if it were being provided by a separate contract that qualifies as a life insurance contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includible in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

                                                                              29
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includible in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includible in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includible in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includible in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includible in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f.  REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

30
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments, and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

                                                                              31
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFERS

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an Annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

32
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
------------------------------------------------------
    Safekeeping of Assets
------------------------------------------------------
    Independent Public Accountants
------------------------------------------------------
    Non-Participating
------------------------------------------------------
    Misstatement of Age or Sex
------------------------------------------------------
    Principal Underwriter
------------------------------------------------------
PERFORMANCE RELATED INFORMATION
------------------------------------------------------
    Total Return for all Sub-Accounts
------------------------------------------------------
    Yield for Sub-Accounts
------------------------------------------------------
    Money Market Sub-Accounts
------------------------------------------------------
    Additional Materials
------------------------------------------------------
    Performance Comparisons
------------------------------------------------------
PERFORMANCE TABLES
------------------------------------------------------
FINANCIAL STATEMENTS
------------------------------------------------------

                                                                              33
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $11,000 for 2002. The contribution limitation may be increased to allow certain "catch-up"contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

34
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs") UNDER
SECTION 408

TRADITIONAL IRAs -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.

SIMPLE IRAs -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAs -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is

                                                                              35
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions;

- hardship distributions;

- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

36
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   Multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $  9,722   Value equals
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   Multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $ 11,413   Value equals
 $ 93,587   the New Interest Accumulation Value

--------------------------------------------------------------------------------

                                                                              37
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals $10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0).

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

38
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000)

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

                                                                              39
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX III -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. There is no information for Technology Sub-Account because as of December 31, 2001, the Sub-Account had not commenced operation.

                                           YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                        2001        2000        1999        1998
------------------------------------------------------------------------------
MONEY MARKET
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $10.886     $10.439     $10.129     $10.000
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.120     $10.886     $10.439     $10.129
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)         522         507         569         149
------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $10.866     $10.435     $10.349          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.083     $10.866     $10.435          --
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)          33          66          12          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $10.923          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.100          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $10.901          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.062          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------

40
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                        2001        2000        1999        1998
------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT
  SECURITIES
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $10.748     $10.244     $10.072     $10.000
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.091     $10.748     $10.244     $10.702
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)           3          29          32          16
------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            --          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                  --          --          --          --
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)          --          --          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $10.808          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.070          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period            --          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                  --          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
DIVERSIFIED INCOME
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period        $9.028      $9.635      $9.978     $10.000
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period              $8.520      $9.028      $9.635      $9.978
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)         276         299         234          59
------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period        $9.011      $9.632      $9.738          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period              $8.491      $9.011      $9.632          --
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)          12          12           1          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period        $9.189          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period              $8.504          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period        $9.171          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period              $8.475          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------

                                                                              41
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                        2001        2000        1999        1998
------------------------------------------------------------------------------
BALANCED GROWTH
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $11.505     $10.997     $10.800     $10.000
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.454     $11.505     $10.997     $10.800
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)         186         188         198          38
------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $11.484     $10.992     $10.632          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.415     $11.484     $10.992          --
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)          20          17           2          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $11.660          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.433          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $11.637          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.394          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
UTILITIES
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $15.363     $15.923     $11.264     $10.000
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.257     $15.363     $15.923     $11.264
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)         299         358         208          26
------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $15.335     $15.917     $12.540          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.219     $15.335     $15.917          --
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)          27          29           8          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $15.471          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.236          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $15.440          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.198          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------

42
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                        2001        2000        1999        1998
------------------------------------------------------------------------------
DIVIDEND GROWTH
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $11.142     $10.751     $10.879     $10.000
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $10.362     $11.142     $10.751     $10.879
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)         773         931         848          90
------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $11.121     $10.747     $10.757          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $10.328     $11.121     $10.747          --
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)         121         112          10          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $11.050          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $10.343          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $11.028          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $10.309          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
VALUE-ADDED MARKET
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $13.076     $11.871     $10.761     $10.000
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $12.627     $13.076     $11.871     $10.761
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)         160         127         103          18
------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $13.052     $11.867     $11.057          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $12.584     $13.052     $11.867          --
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)          24           6           1          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $13.185          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $12.603          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $13.159          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $12.561          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------

                                                                              43
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                        2001        2000        1999        1998
------------------------------------------------------------------------------
GROWTH
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $12.874     $14.820     $10.831     $10.000
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $10.735     $12.874     $14.820     $10.831
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)         168         210          79           7
------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $12.850     $14.815     $12.227          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $10.699     $12.850     $14.815          --
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)          24          28           6          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $13.493          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $10.715          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $13.466          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $10.679          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
AMERICAN OPPORTUNITIES
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $16.080     $17.104     $11.159     $10.000
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.155     $16.080     $17.104     $11.159
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)         959       1,121         700          70
------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $16.050     $17.097     $12.321          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.118     $16.050     $17.097          --
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)          79          98          21          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $15.104          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.135          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $15.074          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.097          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------

44
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                        2001        2000        1999        1998
------------------------------------------------------------------------------
CAPITAL OPPORTUNITIES
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $14.125     $19.825     $10.477     $10.000
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period              $8.837     $14.125     $19.825     $10.477
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)         189         194          93           1
------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $14.098     $19.818     $12.349          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period              $8.807     $14.098     $19.818          --
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)          26          41          14          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $15.499          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period              $8.821          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $15.469          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period              $8.791          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
GLOBAL EQUITY
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $12.788     $13.820     $10.474     $10.000
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $10.413     $12.788     $13.820     $10.474
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)         254         301         171           7
------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $12.764     $13.815     $11.311          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $10.377     $12.764     $13.815          --
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)          39          38           7          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $12.846          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $10.393          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $12.820          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $10.358          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------

                                                                              45
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                        2001        2000        1999        1998
------------------------------------------------------------------------------
DEVELOPING GROWTH
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $15.865     $20.576     $10.865     $10.000
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.627     $15.865     $20.576     $10.865
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)         101         129          65           3
------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $15.835     $20.569     $13.426          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.588     $15.835     $20.569          --
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)          15          19           7          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $15.991          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.606          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $15.959          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.566          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
EMERGING MARKETS
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $11.648     $16.579      $9.183     $10.000
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.069     $11.648     $16.579      $9.183
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)           7           7           8           1
------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            --          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                  --          --          --          --
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)          --          --          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $12.722          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.049          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period            --          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                  --          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------

46
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                        2001        2000        1999        1998
------------------------------------------------------------------------------
HIGH YIELD
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period        $9.262     $10.532      $9.997     $10.000
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period              $8.703      $9.262     $10.532      $9.997
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)         132         165         163          30
------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period        $9.245     $10.528     $10.152          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period              $8.674      $9.245     $10.528          --
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)          15          13          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period        $9.947          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period              $8.687          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period        $9.928          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period              $8.658          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
MID-CAP VALUE
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $14.419     $13.235     $11.158     $10.000
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $13.736     $14.419     $13.235     $11.158
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)         185         195         133           5
------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $14.392     $13.231     $11.591          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $13.690     $14.392     $13.231          --
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)           7          10           2          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $14.563          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $13.711          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $14.534          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $13.665          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------

                                                                              47
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                        2001        2000        1999        1998
------------------------------------------------------------------------------
EMERGING MARKETS DEBT
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $11.701     $10.679      $8.390     $10.000
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $12.671     $11.701     $10.679      $8.390
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)          14          23          14           1
------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $11.679     $10.675      $9.436          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $12.629     $11.679     $10.675          --
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)           2           2           1          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $12.007          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $12.648          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $11.983          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $12.606          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
EMERGING MARKETS EQUITY
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period        $8.619     $14.342     $10.000          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period              $7.928      $8.619     $14.342          --
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)          18          50          10          --
------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period        $8.605     $14.340      $9.626          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period              $7.903      $8.605     $14.340          --
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)           5           8           2          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period        $9.652          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period              $7.913          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period        $9.635          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period              $7.888          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------

48
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                        2001        2000        1999        1998
------------------------------------------------------------------------------
FIXED INCOME
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $10.989     $10.057     $10.000          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.817     $10.989     $10.057          --
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)         184          73          12          --
------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $10.971     $10.056     $10.057          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.779     $10.971     $10.056          --
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)          40          13          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $11.142          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.795          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)      256          --          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $11.122          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.758          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
ACTIVE INTERNATIONAL
  ALLOCATION
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period        $9.926     $11.710     $10.000          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period              $7.821      $9.926     $11.710          --
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)          22          34           3          --
------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period        $9.909     $11.707     $10.145          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period              $7.796      $9.909     $11.707          --
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)           6           5          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period        $9.760          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period              $7.807          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period        $9.742          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period              $7.781          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------

                                                                              49
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                        2001        2000        1999        1998
------------------------------------------------------------------------------
GROWTH AND INCOME
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $11.117     $10.445     $10.669     $10.000
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.053     $11.117     $10.445     $10.669
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)          48          49          40           2
------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $11.096     $10.441     $10.675          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.016     $11.096     $10.441          --
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)           9           8           2          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $11.056          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.033          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $11.034          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $10.996          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
ENTERPRISE
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $11.603     $13.818     $11.162     $10.000
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period              $9.082     $11.603     $13.818     $11.162
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)         144         182          86          19
------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $11.581     $13.813     $11.302          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period              $9.051     $11.581     $13.813          --
------------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of
      period (in thousands)          18          21           2          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $11.690          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period              $9.065          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $11.667          --          --          --
------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period              $9.035          --          --          --
------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --          --          --          --
------------------------------------------------------------------------------

To obtain a Statement of Additional Information for Select Dimensions AssetManager variable annuity, please complete the form below and mail to:

      Hartford Life and Annuity Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                       STATEMENT OF ADDITIONAL INFORMATION

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE

            SERIES I AND SERIES IR OF SELECT DIMENSIONS ASSETMANAGER

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2002
Date of Statement of Additional Information: May 1, 2002


                                TABLE OF CONTENTS

GENERAL INFORMATION.........................................................2
      Safekeeping of Assets.................................................2
      Independent Public Accountants........................................2
      Non-Participating.....................................................2
      Misstatement of Age or Sex............................................2
      Principal Underwriter.................................................3
PERFORMANCE RELATED INFORMATION.............................................3
      Total Return for all Sub-Accounts.....................................3
      Yield for Sub-Accounts................................................4
      Money Market Sub-Accounts.............................................4
      Additional Materials..................................................5
      Performance Comparisons...............................................5
PERFORMANCE TABLES..........................................................7
FINANCIAL STATEMENTS.....................................................SA-1

                               GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity

Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2001: $20,406,428 2000: $16,743,114; and 1999: $23,726,655.

                         PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

                                                                          n
The formula Hartford uses to calculate standardized total return is P(1+T) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

                                                                      6
The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)  -1].

In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is: EFFECTIVE YIELD =
                         365/7
[(BASE PERIOD RETURN + 1)     ] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

X The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

X The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

X The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

X The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

X The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

                               PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. There is no information for Technology Portfolio Sub-Account because as of December 31, 2001, the Sub-Account had not commenced operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001


---------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                              SUB-ACCOUNT        1 YEAR         5 YEAR         10 YEAR         SINCE
                                       INCEPTION DATE                                                   INCEPTION
---------------------------------------------------------------------------------------------------------------------
Money Market                              11/08/94          -0.85%         0.31%            N/A           0.16%
---------------------------------------------------------------------------------------------------------------------
North American Government Securities      11/08/94          0.19%          0.32%            N/A           0.08%
---------------------------------------------------------------------------------------------------------------------
Diversified Income                        11/08/94          -8.63%         -4.46%           N/A           -2.45%
---------------------------------------------------------------------------------------------------------------------
Balanced Growth                           11/08/94          -3.45%         4.15%            N/A           6.71%
---------------------------------------------------------------------------------------------------------------------
Utilities                                 11/08/94         -29.73%         6.27%            N/A           8.06%
---------------------------------------------------------------------------------------------------------------------
Dividend Growth                           11/08/94          -9.99%         4.44%            N/A           10.63%
---------------------------------------------------------------------------------------------------------------------
Value-Added Market                        11/08/94          -6.44%         7.59%            N/A           10.11%
---------------------------------------------------------------------------------------------------------------------
Growth                                    11/08/94         -19.62%         3.65%            N/A           6.32%
---------------------------------------------------------------------------------------------------------------------
American Opportunities                    11/08/94         -33.63%         8.88%            N/A           12.04%
---------------------------------------------------------------------------------------------------------------------
Capital Opportunities                     01/21/97         -40.43%          N/A             N/A           -2.38%
---------------------------------------------------------------------------------------------------------------------
Global Equity                             11/08/94         -21.58%         1.22%            N/A           2.71%
---------------------------------------------------------------------------------------------------------------------
Developing Growth                         11/08/94         -29.71%         2.82%            N/A           9.30%
---------------------------------------------------------------------------------------------------------------------
Emerging Markets                          11/08/94          -7.97%         -6.93%           N/A           -4.59%
---------------------------------------------------------------------------------------------------------------------
High Yield                                01/02/97          -9.04%          N/A             N/A           -2.83%
---------------------------------------------------------------------------------------------------------------------
Mid-Cap Value                             01/02/97          -7.74%          N/A             N/A           12.11%
---------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                     06/16/97          5.30%           N/A             N/A           -2.45%
---------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                   10/01/96         -11.02%         -8.27%           N/A           -9.58%
---------------------------------------------------------------------------------------------------------------------
Fixed Income                              01/02/97          4.53%           N/A             N/A           2.61%
---------------------------------------------------------------------------------------------------------------------
Active International Allocation           09/20/99         -24.21%          N/A             N/A          -14.58%
---------------------------------------------------------------------------------------------------------------------
Growth and Income                         11/03/97          -3.57%          N/A             N/A           1.34%
---------------------------------------------------------------------------------------------------------------------
Enterprise                                04/06/86         -24.73%         2.98%            N/A           8.15%
---------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001



---------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                            FUND INCEPTION       1 YEAR         5 YEAR         10 YEAR         SINCE
                                            DATE                                                        INCEPTION
---------------------------------------------------------------------------------------------------------------------
Money Market                              11/08/94          2.15%          3.28%            N/A           3.45%
---------------------------------------------------------------------------------------------------------------------
North American Government                 11/08/94          3.19%          3.31%            N/A           3.39%
Securities
---------------------------------------------------------------------------------------------------------------------
Diversified Income                        11/08/94          -5.63%         -1.39%           N/A           0.85%
---------------------------------------------------------------------------------------------------------------------
Balanced Growth                           11/08/94          -0.45%         6.71%            N/A           9.19%
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                            FUND INCEPTION       1 YEAR         5 YEAR         10 YEAR         SINCE
                                            DATE                                                        INCEPTION
---------------------------------------------------------------------------------------------------------------------
Utilities                                 11/08/94         -26.73%         8.37%            N/A           10.32%
---------------------------------------------------------------------------------------------------------------------
Dividend Growth                           11/08/94          -6.99%         6.83%            N/A           12.65%
---------------------------------------------------------------------------------------------------------------------
Value-Added Market                        11/08/94          -3.44%         9.94%            N/A           12.39%
---------------------------------------------------------------------------------------------------------------------
Growth                                    11/08/94         -16.62%         5.97%            N/A           8.72%
---------------------------------------------------------------------------------------------------------------------
American Opportunities                    11/08/94         -30.63%         10.79%           N/A           13.97%
---------------------------------------------------------------------------------------------------------------------
Capital Opportunities                     01/21/97         -37.43%          N/A             N/A           0.00%
---------------------------------------------------------------------------------------------------------------------
Global Equity                             11/08/94         -18.58%         3.77%            N/A           5.52%
---------------------------------------------------------------------------------------------------------------------
Developing Growth                         11/08/94         -26.71%         5.13%            N/A           11.32%
---------------------------------------------------------------------------------------------------------------------
Emerging Markets                          11/08/94          -4.97%         -3.47%           N/A           -0.69%
---------------------------------------------------------------------------------------------------------------------
High Yield                                01/02/97          -6.04%          N/A             N/A           0.05%
---------------------------------------------------------------------------------------------------------------------
Mid-Cap Value                             01/02/97          -4.74%          N/A             N/A           14.17%
---------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                     06/16/97          8.30%           N/A             N/A           1.34%
---------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                   10/01/96          -8.02%         -4.87%           N/A           -5.12%
---------------------------------------------------------------------------------------------------------------------
Fixed Income                              01/02/97          7.53%           N/A             N/A           5.47%
---------------------------------------------------------------------------------------------------------------------
Active International Allocation           09/20/99         -21.21%          N/A             N/A          -10.22%
---------------------------------------------------------------------------------------------------------------------
Growth and Income                         11/03/97          -0.57%          N/A             N/A           4.78%
---------------------------------------------------------------------------------------------------------------------
Enterprise                                04/06/86         -21.73%         5.15%           8.64%           N/A
---------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001.


---------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                               YIELD                 EFFECTIVE YIELD
---------------------------------------------------------------------------------------------------------------------
Money Market                                                              0.02%                      0.02%
---------------------------------------------------------------------------------------------------------------------


        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001.


---------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                                          YIELD
---------------------------------------------------------------------------------------------------------------------
North American Government Securities                                                                  N/A
---------------------------------------------------------------------------------------------------------------------
Diversified Income                                                                                    N/A
---------------------------------------------------------------------------------------------------------------------
High Yield                                                                                            N/A
---------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                                                                                 N/A
---------------------------------------------------------------------------------------------------------------------
Fixed Income                                                                                          N/A
---------------------------------------------------------------------------------------------------------------------

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Three (Money Market Portfolio, North American Government Securities Portfolio, Balanced Growth Portfolio, Utilities Portfolio, Dividend Growth Portfolio, Value-Added Market Portfolio, Growth Portfolio, American Opportunities Portfolio, Global Equity Portfolio, Developing Growth Portfolio, Emerging Markets Portfolio, Diversified Income Portfolio, Mid-Cap Equity Portfolio, Strategic Stock Portfolio, Enterprise Portfolio, High Yield Portfolio, Mid-Cap Value Portfolio, Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, Active International Allocation Portfolio, Fixed Income Portfolio, Technology Portfolio, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Growth Stock Series, MFS Investors Trust Series, MFS Total Return Series, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund sub-accounts) (collectively, the Account), as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the three years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 22, 2002                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 2001

                           MONEY MARKET     NORTH AMERICAN
                            PORTFOLIO    GOVERNMENT SECURITIES
                           SUB-ACCOUNT   PORTFOLIO SUB-ACCOUNT
                           ------------  ---------------------
ASSETS:
  Investments in Morgan
   Stanley Trust:
    Money Market
     Portfolio
    Shares 148,733,438
    Cost $148,733,438
      Market Value.......  $148,733,438        --
    Money Market
     Portfolio --
     Class Y
    Shares 26,341,440
    Cost $26,341,440
      Market Value.......   26,341,440         --
    North American
     Government
     Securities Portfolio
    Shares 515,953
    Cost $5,206,969
      Market Value.......      --             $5,200,808
    Balanced Growth
     Portfolio
    Shares 6,881,094
    Cost $95,346,873
      Market Value.......      --              --
    Balanced Growth
     Portfolio --
     Class Y
    Shares 471,917
    Cost $6,954,327
      Market Value.......      --              --
    Utilities Portfolio
    Shares 6,325,304
    Cost $104,341,507
      Market Value.......      --              --
    Utilities
     Portfolio --
     Class Y
    Shares 637,414
    Cost $13,737,441
      Market Value.......      --              --
    Dividend Growth
     Portfolio
    Shares 31,446,823
    Cost $521,304,973
      Market Value.......      --              --
    Dividend Growth
     Portfolio --
     Class Y
    Shares 1,372,980
    Cost $20,892,858
      Market Value.......      --              --
    Value-Added Market
     Portfolio
    Shares 7,733,870
    Cost $110,335,097
      Market Value.......      --              --
    Value-Added Market
     Portfolio --
     Class Y
    Shares 448,688
    Cost $8,619,480
      Market Value.......      --              --
    Growth Portfolio
    Shares 4,539,624
    Cost $79,212,284
      Market Value.......      --              --
    Growth Portfolio --
     Class Y
    Shares 220,565
    Cost $4,154,663
      Market Value.......      --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       20,831         --
  Receivable from fund
   shares sold...........      --                    891
  Other assets...........      --              --
                           ------------       ----------
  Total Assets...........  175,095,709         5,201,699
                           ------------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --                  2,722
  Payable for fund shares
   purchased.............       20,308         --
  Other liabilities......          156               199
                           ------------       ----------
  Total Liabilities......       20,464             2,921
                           ------------       ----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $175,075,245       $5,198,778
                           ============       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                               BALANCED                               DIVIDEND        VALUE-ADDED
                           GROWTH PORTFOLIO  UTILITIES PORTFOLIO  GROWTH PORTFOLIO  MARKET PORTFOLIO  GROWTH PORTFOLIO
                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  -------------------  ----------------  ----------------  ----------------
ASSETS:
  Investments in Morgan
   Stanley Trust:
    Money Market
     Portfolio
    Shares 148,733,438
    Cost $148,733,438
      Market Value.......        --                --                   --                --                --
    Money Market
     Portfolio --
     Class Y
    Shares 26,341,440
    Cost $26,341,440
      Market Value.......        --                --                   --                --                --
    North American
     Government
     Securities Portfolio
    Shares 515,953
    Cost $5,206,969
      Market Value.......        --                --                   --                --                --
    Balanced Growth
     Portfolio
    Shares 6,881,094
    Cost $95,346,873
      Market Value.......    $100,601,594          --                   --                --                --
    Balanced Growth
     Portfolio --
     Class Y
    Shares 471,917
    Cost $6,954,327
      Market Value.......       6,885,269          --                   --                --                --
    Utilities Portfolio
    Shares 6,325,304
    Cost $104,341,507
      Market Value.......        --             $108,162,694            --                --                --
    Utilities
     Portfolio --
     Class Y
    Shares 637,414
    Cost $13,737,441
      Market Value.......        --               10,893,408            --                --                --
    Dividend Growth
     Portfolio
    Shares 31,446,823
    Cost $521,304,973
      Market Value.......        --                --               $462,582,773          --                --
    Dividend Growth
     Portfolio --
     Class Y
    Shares 1,372,980
    Cost $20,892,858
      Market Value.......        --                --                 20,169,083          --                --
    Value-Added Market
     Portfolio
    Shares 7,733,870
    Cost $110,335,097
      Market Value.......        --                --                   --            $147,871,597          --
    Value-Added Market
     Portfolio --
     Class Y
    Shares 448,688
    Cost $8,619,480
      Market Value.......        --                --                   --               8,547,497          --
    Growth Portfolio
    Shares 4,539,624
    Cost $79,212,284
      Market Value.......        --                --                   --                --            $ 70,273,382
    Growth Portfolio --
     Class Y
    Shares 220,565
    Cost $4,154,663
      Market Value.......        --                --                   --                --               3,401,105
  Due from Hartford Life
   and Annuity Insurance
   Company...............           8,029          --                   --                --                  10,764
  Receivable from fund
   shares sold...........        --                --                    222,756          --                  47,975
  Other assets...........             705          --                   --                --                --
                             ------------       ------------        ------------      ------------      ------------
  Total Assets...........     107,495,597        119,056,102         482,974,612       156,419,094        73,733,226
                             ------------       ------------        ------------      ------------      ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                    4,316             222,512           117,220          --
  Payable for fund shares
   purchased.............           6,675                741            --                  31,184          --
  Other liabilities......        --                    1,639               9,462            27,316             8,324
                             ------------       ------------        ------------      ------------      ------------
  Total Liabilities......           6,675              6,696             231,974           175,720             8,324
                             ------------       ------------        ------------      ------------      ------------
  Net Assets (variable
   annuity contract
   liabilities)..........    $107,488,922       $119,049,406        $482,742,638      $156,243,374      $ 73,724,902
                             ============       ============        ============      ============      ============

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                  AMERICAN               GLOBAL
                           OPPORTUNITIES PORTFOLIO  EQUITY PORTFOLIO
                                 SUB-ACCOUNT          SUB-ACCOUNT
                           -----------------------  ----------------
ASSETS:
  Investments in Morgan
   Stanley Trust:
    American
     Opportunities
     Portfolio
    Shares 27,814,499
    Cost $554,014,309
      Market Value.......       $416,939,333              --
    American
     Opportunities
     Portfolio --
     Class Y
    Shares 1,850,326
    Cost $39,377,941
      Market Value.......         27,625,360              --
    Global Equity
     Portfolio
    Shares 8,143,031
    Cost $102,450,218
      Market Value.......         --                  $104,149,361
    Global Equity
     Portfolio --
     Class Y
    Shares 285,205
    Cost $4,321,546
      Market Value.......         --                     3,636,358
    Developing Growth
     Portfolio
    Shares 4,802,863
    Cost $99,181,117
      Market Value.......         --                      --
    Developing Growth
     Portfolio --
     Class Y
    Shares 160,698
    Cost $3,530,921
      Market Value.......         --                      --
    Emerging Markets
     Portfolio
    Shares 955,558
    Cost $9,837,750
      Market Value.......         --                      --
    Diversified Income
     Portfolio
    Shares 7,343,174
    Cost $74,224,756
      Market Value.......         --                      --
    Diversified Income
     Portfolio --
     Class Y
    Shares 516,245
    Cost $3,828,772
      Market Value.......         --                      --
    Mid-Cap Equity
     Portfolio
    Shares 4,779,256
    Cost $82,750,861
      Market Value.......         --                      --
    Mid-Cap Equity
     Portfolio --
     Class Y
    Shares 972,980
    Cost $12,912,199
      Market Value.......         --                      --
  Investments in Van
   Kampen Life Investment
   Trust:
    Strategic Stock
     Portfolio
    Shares 1,249,751
    Cost $14,654,806
      Market Value.......         --                      --
    Strategic Stock
     Portfolio --
     Class II
    Shares 246,365
    Cost $2,854,361
      Market Value.......         --                      --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         --                        15,405
  Receivable from fund
   shares sold...........            149,726              --
  Other assets...........         --                      --
                                ------------          ------------
  Total Assets...........        444,714,419           107,801,124
                                ------------          ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            150,282              --
  Payable for fund shares
   purchased.............         --                        15,355
  Other liabilities......              6,849                 1,669
                                ------------          ------------
  Total Liabilities......            157,131                17,024
                                ------------          ------------
  Net Assets (variable
   annuity contract
   liabilities)..........       $444,557,288          $107,784,100
                                ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                            DEVELOPING   EMERGING MARKETS  DIVERSIFIED INCOME      MID-CAP       STRATEGIC STOCK
                              GROWTH        PORTFOLIO          PORTFOLIO       EQUITY PORTFOLIO     PORTFOLIO
                           SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  ----------------  ------------------  ----------------  ---------------
ASSETS:
  Investments in Morgan
   Stanley Trust:
    American
     Opportunities
     Portfolio
    Shares 27,814,499
    Cost $554,014,309
      Market Value.......      --             --                 --                 --                --
    American
     Opportunities
     Portfolio --
     Class Y
    Shares 1,850,326
    Cost $39,377,941
      Market Value.......      --             --                 --                 --                --
    Global Equity
     Portfolio
    Shares 8,143,031
    Cost $102,450,218
      Market Value.......      --             --                 --                 --                --
    Global Equity
     Portfolio --
     Class Y
    Shares 285,205
    Cost $4,321,546
      Market Value.......      --             --                 --                 --                --
    Developing Growth
     Portfolio
    Shares 4,802,863
    Cost $99,181,117
      Market Value.......  $76,893,839        --                 --                 --                --
    Developing Growth
     Portfolio --
     Class Y
    Shares 160,698
    Cost $3,530,921
      Market Value.......    2,563,126        --                 --                 --                --
    Emerging Markets
     Portfolio
    Shares 955,558
    Cost $9,837,750
      Market Value.......      --           $9,555,583           --                 --                --
    Diversified Income
     Portfolio
    Shares 7,343,174
    Cost $74,224,756
      Market Value.......      --             --              $51,328,788           --                --
    Diversified Income
     Portfolio --
     Class Y
    Shares 516,245
    Cost $3,828,772
      Market Value.......      --             --                3,598,231           --                --
    Mid-Cap Equity
     Portfolio
    Shares 4,779,256
    Cost $82,750,861
      Market Value.......      --             --                 --              $46,788,920          --
    Mid-Cap Equity
     Portfolio --
     Class Y
    Shares 972,980
    Cost $12,912,199
      Market Value.......      --             --                 --                9,486,559          --
  Investments in Van
   Kampen Life Investment
   Trust:
    Strategic Stock
     Portfolio
    Shares 1,249,751
    Cost $14,654,806
      Market Value.......      --             --                 --                 --             $14,809,551
    Strategic Stock
     Portfolio --
     Class II
    Shares 246,365
    Cost $2,854,361
      Market Value.......      --             --                 --                 --               2,914,496
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --             --                 --                   50,455           134,962
  Receivable from fund
   shares sold...........       12,965           1,228           --                 --                --
  Other assets...........      --                  239              5,996           --                     127
                           -----------      ----------        -----------        -----------       -----------
  Total Assets...........   79,469,930       9,557,050         54,933,015         56,325,934        17,859,136
                           -----------      ----------        -----------        -----------       -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       10,136           4,323             31,080           --                --
  Payable for fund shares
   purchased.............      --             --                   33,244             49,398           134,963
  Other liabilities......        2,102        --                 --                    4,389          --
                           -----------      ----------        -----------        -----------       -----------
  Total Liabilities......       12,238           4,323             64,324             53,787           134,963
                           -----------      ----------        -----------        -----------       -----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $79,457,692      $9,552,727        $54,868,691        $56,272,147       $17,724,173
                           ===========      ==========        ===========        ===========       ===========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                        EMERGING
                           ENTERPRISE   HIGH YIELD       MID-CAP      MARKETS DEBT
                            PORTFOLIO    PORTFOLIO   VALUE PORTFOLIO   PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------  ---------------  ------------
ASSETS:
  Investments in Morgan
   Stanley Trust:
    Enterprise Portfolio
    Shares 1,603,964
    Cost $38,402,576
      Market Value.......  $23,883,028      --            --              --
    Enterprise
     Portfolio --
     Class II
    Shares 291,603
    Cost $5,264,959
      Market Value.......   4,341,962       --            --              --
  Investments in the
   Universal
   Institutional
   Funds, Inc.:
    High Yield Portfolio
    Shares 2,908,530
    Cost $28,527,369
      Market Value.......      --       $19,603,494       --              --
    Mid-Cap Value
     Portfolio
    Shares 2,922,095
    Cost $43,563,080
      Market Value.......      --           --         $42,545,709        --
    Emerging Markets Debt
     Portfolio
    Shares 535,142
    Cost $3,822,110
      Market Value.......      --           --            --           $3,713,882
    Emerging Markets
     Equity Portfolio
    Shares 958,489
    Cost $12,166,282
      Market Value.......      --           --            --              --
    Active International
     Allocation Portfolio
    Shares 487,511
    Cost $4,749,926
      Market Value.......      --           --            --              --
    Fixed Income
     Portfolio
    Shares 4,004,182
    Cost $44,243,994
      Market Value.......      --           --            --              --
    Technology Portfolio
    Shares 869,929
    Cost $4,875,378
      Market Value.......      --           --            --              --
    Global Growth Fund
    Shares 666,762
    Cost $10,177,605
      Market Value.......      --           --            --              --
    Global Small
     Capitalization Fund
    Shares 221,091
    Cost $2,814,431
      Market Value.......      --           --            --              --
    Growth Fund
    Shares 1,148,087
    Cost $60,097,264
      Market Value.......      --           --            --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --           --             196,273          7,353
  Receivable from fund
   shares sold...........      23,850        1,977        --              --
  Other assets...........      --               21             200              7
                           -----------  -----------    -----------     ----------
  Total Assets...........  28,248,840   19,605,492      42,742,182      3,721,242
                           -----------  -----------    -----------     ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      23,850        1,977        --              --
  Payable for fund shares
   purchased.............      --           --             196,273          7,353
  Other liabilities......         327       --            --              --
                           -----------  -----------    -----------     ----------
  Total Liabilities......      24,177        1,977         196,273          7,353
                           -----------  -----------    -----------     ----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $28,224,663  $19,603,515    $42,545,909     $3,713,889
                           ===========  ===========    ===========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                           EMERGING MARKETS         ACTIVE                                    AMERICAN FUNDS    AMERICAN FUNDS
                                EQUITY          INTERNATIONAL      FIXED INCOME  TECHNOLOGY   GLOBAL GROWTH      GLOBAL SMALL
                              PORTFOLIO      ALLOCATION PORTFOLIO   PORTFOLIO     PORTFOLIO        FUND       CAPITALIZATION FUND
                             SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  --------------------  ------------  -----------  --------------  -------------------
ASSETS:
  Investments in Morgan
   Stanley Trust:
    Enterprise Portfolio
    Shares 1,603,964
    Cost $38,402,576
      Market Value.......       --                 --                  --            --            --               --
    Enterprise
     Portfolio --
     Class II
    Shares 291,603
    Cost $5,264,959
      Market Value.......       --                 --                  --            --            --               --
  Investments in the
   Universal
   Institutional
   Funds, Inc.:
    High Yield Portfolio
    Shares 2,908,530
    Cost $28,527,369
      Market Value.......       --                 --                  --            --            --               --
    Mid-Cap Value
     Portfolio
    Shares 2,922,095
    Cost $43,563,080
      Market Value.......       --                 --                  --            --            --               --
    Emerging Markets Debt
     Portfolio
    Shares 535,142
    Cost $3,822,110
      Market Value.......       --                 --                  --            --            --               --
    Emerging Markets
     Equity Portfolio
    Shares 958,489
    Cost $12,166,282
      Market Value.......     $6,354,785           --                  --            --            --               --
    Active International
     Allocation Portfolio
    Shares 487,511
    Cost $4,749,926
      Market Value.......       --                $3,724,587           --            --            --               --
    Fixed Income
     Portfolio
    Shares 4,004,182
    Cost $44,243,994
      Market Value.......       --                 --              $43,445,370       --            --               --
    Technology Portfolio
    Shares 869,929
    Cost $4,875,378
      Market Value.......       --                 --                  --        $4,210,458        --               --
    Global Growth Fund
    Shares 666,762
    Cost $10,177,605
      Market Value.......       --                 --                  --            --         $8,921,278          --
    Global Small
     Capitalization Fund
    Shares 221,091
    Cost $2,814,431
      Market Value.......       --                 --                  --            --            --             $2,538,126
    Growth Fund
    Shares 1,148,087
    Cost $60,097,264
      Market Value.......       --                 --                  --            --            --               --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         80,822               8,524            24,215       58,082         95,986            55,210
  Receivable from fund
   shares sold...........       --                 --                  --            --            --               --
  Other assets...........       --                 --                        2            3              5                 4
                              ----------          ----------       -----------   ----------     ----------        ----------
  Total Assets...........      6,435,607           3,733,111        43,469,587    4,268,543      9,017,269         2,593,340
                              ----------          ----------       -----------   ----------     ----------        ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                 --                  --            --            --               --
  Payable for fund shares
   purchased.............         80,822               8,524            24,215       58,082         95,986            55,210
  Other liabilities......             16                   3           --            --            --               --
                              ----------          ----------       -----------   ----------     ----------        ----------
  Total Liabilities......         80,838               8,527            24,215       58,082         95,986            55,210
                              ----------          ----------       -----------   ----------     ----------        ----------
  Net Assets (variable
   annuity contract
   liabilities)..........     $6,354,769          $3,724,584       $43,445,372   $4,210,461     $8,921,283        $2,538,130
                              ==========          ==========       ===========   ==========     ==========        ==========


                           AMERICAN FUNDS
                            GROWTH FUND
                            SUB-ACCOUNT
                           --------------
ASSETS:
  Investments in Morgan
   Stanley Trust:
    Enterprise Portfolio
    Shares 1,603,964
    Cost $38,402,576
      Market Value.......       --
    Enterprise
     Portfolio --
     Class II
    Shares 291,603
    Cost $5,264,959
      Market Value.......       --
  Investments in the
   Universal
   Institutional
   Funds, Inc.:
    High Yield Portfolio
    Shares 2,908,530
    Cost $28,527,369
      Market Value.......       --
    Mid-Cap Value
     Portfolio
    Shares 2,922,095
    Cost $43,563,080
      Market Value.......       --
    Emerging Markets Debt
     Portfolio
    Shares 535,142
    Cost $3,822,110
      Market Value.......       --
    Emerging Markets
     Equity Portfolio
    Shares 958,489
    Cost $12,166,282
      Market Value.......       --
    Active International
     Allocation Portfolio
    Shares 487,511
    Cost $4,749,926
      Market Value.......       --
    Fixed Income
     Portfolio
    Shares 4,004,182
    Cost $44,243,994
      Market Value.......       --
    Technology Portfolio
    Shares 869,929
    Cost $4,875,378
      Market Value.......       --
    Global Growth Fund
    Shares 666,762
    Cost $10,177,605
      Market Value.......       --
    Global Small
     Capitalization Fund
    Shares 221,091
    Cost $2,814,431
      Market Value.......       --
    Growth Fund
    Shares 1,148,087
    Cost $60,097,264
      Market Value.......   $50,607,669
  Due from Hartford Life
   and Annuity Insurance
   Company...............       520,415
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                            -----------
  Total Assets...........    51,128,084
                            -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --
  Payable for fund shares
   purchased.............       520,415
  Other liabilities......            12
                            -----------
  Total Liabilities......       520,427
                            -----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $50,607,657
                            ===========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                           AMERICAN FUNDS  AMERICAN FUNDS   MFS CAPITAL        MFS
                           GROWTH-INCOME   INTERNATIONAL   OPPORTUNITIES    EMERGING      MFS GROWTH
                                FUND            FUND          SERIES      GROWTH SERIES  STOCK SERIES
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT*
                           --------------  --------------  -------------  -------------  ------------
ASSETS:
  Investments in American
   Funds Insurance
   Series:
    Growth-Income Fund
    Shares 1,826,326
    Cost $59,159,942
      Market Value.......   $57,675,360         --             --             --             --
    International Fund
    Shares 800,481
    Cost $12,630,815
      Market Value.......       --           $9,581,757        --             --             --
  Investments in MFS
   Variable Insurance
   Trust:
    Capital Opportunities
     Series
    Shares 549,142
    Cost $8,894,309
      Market Value.......       --              --          $7,446,368        --             --
    Emerging Growth
     Series
    Shares 379,663
    Cost $8,797,453
      Market Value.......       --              --             --          $6,826,346        --
    Growth Stock Series
    Shares 410,062
    Cost $4,610,681
      Market Value.......       --              --             --             --          $4,006,305
    Investors Trust
     Series
    Shares 332,147
    Cost $6,263,076
      Market Value.......       --              --             --             --             --
    Total Return Series
    Shares 1,479,395
    Cost $27,366,995
      Market Value.......       --              --             --             --             --
  Investments in Franklin
   Templeton Variable
   Insurance Products
   Trust:
    Small Cap Fund
    Shares 571,031
    Cost $10,530,711
      Market Value.......       --              --             --             --             --
    Strategic Income
     Securities Fund
    Shares 683,407
    Cost $6,934,641
      Market Value.......       --              --             --             --             --
    Mutual Shares
     Securities Fund
    Shares 1,144,971
    Cost $16,102,558
      Market Value.......       --              --             --             --             --
    Developing Markets
     Securities Fund
    Shares 102,589
    Cost $523,237
      Market Value.......       --              --             --             --             --
    Growth Securities
     Fund
    Shares 354,316
    Cost $4,190,010
      Market Value.......       --              --             --             --             --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       456,991          19,489         28,341         20,714         11,993
  Receivable from fund
   shares sold...........       --              --             --             --             --
  Other assets...........             8               2        --                   5        --
                            -----------      ----------     ----------     ----------     ----------
  Total Assets...........    58,132,359       9,601,248      7,474,709      6,847,065      4,018,298
                            -----------      ----------     ----------     ----------     ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --             --             --             --
  Payable for fund shares
   purchased.............       456,991          19,489         28,341         20,714         11,993
  Other liabilities......       --              --                   3        --             --
                            -----------      ----------     ----------     ----------     ----------
  Total Liabilities......       456,991          19,489         28,344         20,714         11,993
                            -----------      ----------     ----------     ----------     ----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $57,675,368      $9,581,759     $7,446,365     $6,826,351     $4,006,305
                            ===========      ==========     ==========     ==========     ==========

  * Formerly MFS Growth Series Sub-Account. Change effective May 1, 2001. ** Formerly MFS Growth with Income Series Sub-Account. Change effective
     May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                              MFS        FRANKLIN        FRANKLIN      MUTUAL SHARES      TEMPLETON
                           MFS INVESTORS  TOTAL RETURN   SMALL CAP   STRATEGIC INCOME   SECURITIES    DEVELOPING MARKETS
                           TRUST SERIES      SERIES        FUND      SECURITIES FUND       FUND        SECURITIES FUND
                           SUB-ACCOUNT**  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ------------  -----------  ----------------  -------------  ------------------
ASSETS:
  Investments in American
   Funds Insurance
   Series:
    Growth-Income Fund
    Shares 1,826,326
    Cost $59,159,942
      Market Value.......      --             --            --            --                --             --
    International Fund
    Shares 800,481
    Cost $12,630,815
      Market Value.......      --             --            --            --                --             --
  Investments in MFS
   Variable Insurance
   Trust:
    Capital Opportunities
     Series
    Shares 549,142
    Cost $8,894,309
      Market Value.......      --             --            --            --                --             --
    Emerging Growth
     Series
    Shares 379,663
    Cost $8,797,453
      Market Value.......      --             --            --            --                --             --
    Growth Stock Series
    Shares 410,062
    Cost $4,610,681
      Market Value.......      --             --            --            --                --             --
    Investors Trust
     Series
    Shares 332,147
    Cost $6,263,076
      Market Value.......   $5,689,677        --            --            --                --             --
    Total Return Series
    Shares 1,479,395
    Cost $27,366,995
      Market Value.......      --         $27,531,539       --            --                --             --
  Investments in Franklin
   Templeton Variable
   Insurance Products
   Trust:
    Small Cap Fund
    Shares 571,031
    Cost $10,530,711
      Market Value.......      --             --        $10,192,895       --                --             --
    Strategic Income
     Securities Fund
    Shares 683,407
    Cost $6,934,641
      Market Value.......      --             --            --          $6,745,224          --             --
    Mutual Shares
     Securities Fund
    Shares 1,144,971
    Cost $16,102,558
      Market Value.......      --             --            --            --            $16,063,950        --
    Developing Markets
     Securities Fund
    Shares 102,589
    Cost $523,237
      Market Value.......      --             --            --            --                --             $490,376
    Growth Securities
     Fund
    Shares 354,316
    Cost $4,190,010
      Market Value.......      --             --            --            --                --             --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        5,492        238,341       67,598          50,431          178,298             290
  Receivable from fund
   shares sold...........      --             --            --            --                --             --
  Other assets...........      --             --            --                   2          --             --
                            ----------    -----------   -----------     ----------      -----------        --------
  Total Assets...........    5,695,169     27,769,880   10,260,493       6,795,657       16,242,248         490,666
                            ----------    -----------   -----------     ----------      -----------        --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --             --            --            --                --             --
  Payable for fund shares
   purchased.............        5,492        238,341       67,597          50,431          178,298             290
  Other liabilities......            1        --            --            --                --             --
                            ----------    -----------   -----------     ----------      -----------        --------
  Total Liabilities......        5,493        238,341       67,597          50,431          178,298             290
                            ----------    -----------   -----------     ----------      -----------        --------
  Net Assets (variable
   annuity contract
   liabilities)..........   $5,689,676    $27,531,539   $10,192,896     $6,745,226      $16,063,950        $490,376
                            ==========    ===========   ===========     ==========      ===========        ========

                              TEMPLETON
                               GROWTH
                           SECURITIES FUND
                             SUB-ACCOUNT
                           ---------------
ASSETS:
  Investments in American
   Funds Insurance
   Series:
    Growth-Income Fund
    Shares 1,826,326
    Cost $59,159,942
      Market Value.......       --
    International Fund
    Shares 800,481
    Cost $12,630,815
      Market Value.......       --
  Investments in MFS
   Variable Insurance
   Trust:
    Capital Opportunities
     Series
    Shares 549,142
    Cost $8,894,309
      Market Value.......       --
    Emerging Growth
     Series
    Shares 379,663
    Cost $8,797,453
      Market Value.......       --
    Growth Stock Series
    Shares 410,062
    Cost $4,610,681
      Market Value.......       --
    Investors Trust
     Series
    Shares 332,147
    Cost $6,263,076
      Market Value.......       --
    Total Return Series
    Shares 1,479,395
    Cost $27,366,995
      Market Value.......       --
  Investments in Franklin
   Templeton Variable
   Insurance Products
   Trust:
    Small Cap Fund
    Shares 571,031
    Cost $10,530,711
      Market Value.......       --
    Strategic Income
     Securities Fund
    Shares 683,407
    Cost $6,934,641
      Market Value.......       --
    Mutual Shares
     Securities Fund
    Shares 1,144,971
    Cost $16,102,558
      Market Value.......       --
    Developing Markets
     Securities Fund
    Shares 102,589
    Cost $523,237
      Market Value.......       --
    Growth Securities
     Fund
    Shares 354,316
    Cost $4,190,010
      Market Value.......    $3,901,019
  Due from Hartford Life
   and Annuity Insurance
   Company...............        50,766
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                             ----------
  Total Assets...........     3,951,785
                             ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --
  Payable for fund shares
   purchased.............        50,765
  Other liabilities......       --
                             ----------
  Total Liabilities......        50,765
                             ----------
  Net Assets (variable
   annuity contract
   liabilities)..........    $3,901,020
                             ==========

  * Formerly MFS Growth Series Sub-Account. Change effective May 1, 2001. ** Formerly MFS Growth with Income Series Sub-Account. Change effective
     May 1, 2001.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE       LIABILITY
                                     ------------  ----------  --------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Money Market Portfolio 1.25%.....   10,184,748   $12.972049  $  132,117,054
  Money Market Portfolio 1.40%.....      794,178    12.920442      10,261,134
  Money Market Portfolio 1.50%.....      521,859    11.119958       5,803,048
  Money Market Portfolio 1.60%.....        4,552    12.896674          58,708
  Money Market Portfolio 1.65%.....       32,879    11.082503         364,378
  Money Market Portfolio --
   Class Y 1.35%...................    1,178,037    10.402647      12,254,700
  Money Market Portfolio --
   Class Y 1.50%...................      450,301     10.38024       4,674,227
  Money Market Portfolio --
   Class Y 1.55%...................      414,516    10.383515       4,304,132
  Money Market Portfolio --
   Class Y 1.70%...................      481,582    10.361149       4,989,745
  North American Government
   Securities Portfolio 1.25%......      395,315    12.915729       5,105,788
  North American Government
   Securities Portfolio 1.40%......        4,121    12.864336          53,009
  North American Government
   Securities Portfolio 1.50%......        2,515    11.090786          27,890
  Balanced Growth Portfolio
   1.25%...........................    4,892,583     19.08294      93,364,872
  Balanced Growth Portfolio
   1.40%...........................      243,501    19.006831       4,628,174
  Balanced Growth Portfolio
   1.45%...........................          597    19.047814          11,362
  Balanced Growth Portfolio
   1.50%...........................      185,957    11.453669       2,129,894
  Balanced Growth Portfolio
   1.60%...........................          837    18.971846          15,883
  Balanced Growth Portfolio
   1.65%...........................       20,281    11.415089         231,514
  Balanced Growth Portfolio
   1.70%...........................          158     11.43259           1,806
  Balanced Growth Portfolio --
   Class Y 1.35%...................      286,323    10.912478       3,124,498
  Balanced Growth Portfolio --
   Class Y 1.50%...................      168,621    10.888986       1,836,116
  Balanced Growth Portfolio --
   Class Y 1.55%...................       79,394    10.892401         864,794
  Balanced Growth Portfolio --
   Class Y 1.70%...................       97,513    10.868951       1,059,860
  Utilities Portfolio 1.25%........    4,815,527    20.532656      98,875,558
  Utilities Portfolio 1.40%........      260,411    20.450821       5,325,627
  Utilities Portfolio 1.45%........          102    20.494832           2,084
  Utilities Portfolio 1.50%........      298,727    11.256954       3,362,753
  Utilities Portfolio 1.60%........          283    20.413145           5,781
  Utilities Portfolio 1.65%........       26,566     11.21901         298,040
  Utilities Portfolio 1.70%........          191    11.236206           2,148
  Utilities Portfolio -- Class Y
   1.35%...........................    1,077,200     6.743752       7,264,368
  Utilities Portfolio -- Class Y
   1.50%...........................      263,862     6.729223       1,775,586
  Utilities Portfolio -- Class Y
   1.55%...........................       68,504     6.731334         461,122
  Utilities Portfolio -- Class Y
   1.70%...........................      207,289     6.716823       1,392,325
  Dividend Growth Portfolio
   1.25%...........................   18,264,182    23.859677     435,777,473
  Dividend Growth Portfolio
   1.40%...........................      692,959    23.764531      16,467,846
  Dividend Growth Portfolio
   1.45%...........................          113    23.815741           2,686
  Dividend Growth Portfolio
   1.50%...........................      772,920    10.362463       8,009,358
  Dividend Growth Portfolio
   1.60%...........................           50    23.720769           1,185
  Dividend Growth Portfolio
   1.65%...........................      120,547    10.327548       1,244,955
  Dividend Growth Portfolio
   1.70%...........................          435     10.34338           4,501
  Dividend Growth Portfolio --
   Class Y 1.35%...................      938,237      10.4297       9,785,528
  Dividend Growth Portfolio --
   Class Y 1.50%...................      369,112    10.407239       3,841,436
  Dividend Growth Portfolio --
   Class Y 1.55%...................      231,247    10.410484       2,407,391
  Dividend Growth Portfolio --
   Class Y 1.70%...................      398,027    10.388078       4,134,731
  Value-Added Market Portfolio
   1.25%...........................    5,938,696    23.458092     139,310,469
  Value-Added Market Portfolio
   1.40%...........................      248,896    23.364615       5,815,355
  Value-Added Market Portfolio
   1.50%...........................      160,419     12.62659       2,025,551
  Value-Added Market Portfolio
   1.60%...........................          273    23.321593           6,360
  Value-Added Market Portfolio
   1.65%...........................       24,324     12.58406         306,093
  Value-Added Market Portfolio
   1.70%...........................          247    12.603338           3,118
  Value-Added Market Portfolio --
   Class Y 1.35%...................      388,231     10.60028       4,115,353
  Value-Added Market Portfolio --
   Class Y 1.50%...................      165,087    10.577446       1,746,198
  Value-Added Market Portfolio --
   Class Y 1.55%...................       80,846    10.580767         855,408
  Value-Added Market Portfolio --
   Class Y 1.70%...................      173,379     10.55797       1,830,534
  Growth Portfolio 1.25%...........    3,439,138    18.502265      63,631,842
  Growth Portfolio 1.40%...........      230,236    18.428454       4,242,891
  Growth Portfolio 1.45%...........        2,448    18.468159          45,204
  Growth Portfolio 1.50%...........      167,583    10.734813       1,798,971
  Growth Portfolio 1.60%...........          111    18.394505           2,039
  Growth Portfolio 1.65%...........       23,945    10.698636         256,179
  Growth Portfolio -- Class Y
   1.35%...........................      302,064     6.715977       2,028,654

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE       LIABILITY
                                     ------------  ----------  --------------
  Growth Portfolio -- Class Y
   1.50%...........................      107,779   $ 6.701482  $      722,278
  Growth Portfolio -- Class Y
   1.55%...........................       27,097     6.703601         181,647
  Growth Portfolio -- Class Y
   1.70%...........................       70,042     6.689139         468,521
  American Opportunities Portfolio
   1.25%...........................   14,824,073    25.913246     384,139,856
  American Opportunities Portfolio
   1.40%...........................      793,931     25.80986      20,491,237
  American Opportunities Portfolio
   1.45%...........................        3,020    25.865506          78,108
  American Opportunities Portfolio
   1.50%...........................      959,027    11.155418      10,698,343
  American Opportunities Portfolio
   1.60%...........................          307     25.76229           7,911
  American Opportunities Portfolio
   1.65%...........................       79,380    11.117825         882,535
  American Opportunities Portfolio
   1.70%...........................          411    11.134864           4,576
  American Opportunities
   Portfolio -- Class Y 1.35%......    2,332,706     6.574401      15,336,144
  American Opportunities
   Portfolio -- Class Y 1.50%......      868,724     6.560218       5,699,020
  American Opportunities
   Portfolio -- Class Y 1.55%......      387,574      6.56228       2,543,370
  American Opportunities
   Portfolio -- Class Y 1.70%......      618,014     6.548131       4,046,840
  Global Equity Portfolio 1.25%....    6,463,402    14.941594      96,573,528
  Global Equity Portfolio 1.40%....      284,667    14.882039       4,236,429
  Global Equity Portfolio 1.45%....          514    14.914035           7,662
  Global Equity Portfolio 1.50%....      253,715    10.412601       2,641,833
  Global Equity Portfolio 1.60%....          238    14.854598           3,535
  Global Equity Portfolio 1.65%....       38,569    10.377483         400,249
  Global Equity Portfolio --
   Class Y 1.35%...................      251,350      7.39519       1,858,779
  Global Equity Portfolio --
   Class Y 1.50%...................       99,265      7.37924         732,501
  Global Equity Portfolio --
   Class Y 1.55%...................       58,036     7.381545         428,398
  Global Equity Portfolio --
   Class Y 1.70%...................       83,727      7.36563         616,702
  Developing Growth Portfolio
   1.25%...........................    3,275,457     21.90644      71,753,595
  Developing Growth Portfolio
   1.40%...........................      167,802     21.81897       3,661,258
  Developing Growth Portfolio
   1.45%...........................        1,016    21.866028          22,209
  Developing Growth Portfolio
   1.50%...........................      100,614    11.627062       1,169,845
  Developing Growth Portfolio
   1.60%...........................           92    21.778712           2,009
  Developing Growth Portfolio
   1.65%...........................       14,953    11.587825         173,278
  Developing Growth Portfolio --
   Class Y 1.35%...................      234,406     6.324023       1,482,387
  Developing Growth Portfolio --
   Class Y 1.50%...................       89,496     6.310368         564,751
  Developing Growth Portfolio --
   Class Y 1.55%...................       28,005      6.31235         176,777
  Developing Growth Portfolio --
   Class Y 1.70%...................       53,853     6.298723         339,207
  Emerging Markets Portfolio
   1.25%...........................      960,172      9.69255       9,306,519
  Emerging Markets Portfolio
   1.40%...........................       13,874     9.653879         133,934
  Emerging Markets Portfolio
   1.50%...........................        6,648     11.06911          73,584
  Diversified Income Portfolio
   1.25%...........................    4,386,555    10.819035      47,458,296
  Diversified Income Portfolio
   1.40%...........................      121,021    10.775844       1,304,103
  Diversified Income Portfolio
   1.50%...........................      276,101     8.519618       2,352,271
  Diversified Income Portfolio
   1.65%...........................       12,283     8.490908         104,291
  Diversified Income Portfolio --
   Class Y 1.35%...................      205,841     8.917229       1,835,536
  Diversified Income Portfolio --
   Class Y 1.50%...................       89,414     8.898027         795,612
  Diversified Income Portfolio --
   Class Y 1.55%...................       55,386     8.900819         492,981
  Diversified Income Portfolio --
   Class Y 1.70%...................       53,380      8.88165         474,102
  Mid-Cap Equity Portfolio 1.25%...    4,080,085    10.110585      41,252,043
  Mid-Cap Equity Portfolio 1.40%...      352,509    10.070138       3,549,810
  Mid-Cap Equity Portfolio 1.45%...        5,419    10.091885          54,688
  Mid-Cap Equity Portfolio 1.50%...      188,537     8.837355       1,666,168
  Mid-Cap Equity Portfolio 1.60%...          199    10.051511           1,997
  Mid-Cap Equity Portfolio 1.65%...       26,106      8.80749         229,929
  Mid-Cap Equity Portfolio --
   Class Y 1.35%...................    1,539,349     3.921468       6,036,509
  Mid-Cap Equity Portfolio --
   Class Y 1.50%...................      417,702     3.912985       1,634,463
  Mid-Cap Equity Portfolio --
   Class Y 1.55%...................      154,396     3.914225         604,340
  Mid-Cap Equity Portfolio --
   Class Y 1.70%...................      310,119     3.905754       1,211,247
  Strategic Stock Portfolio
   1.25%...........................    1,182,591    10.734306      12,694,289
  Strategic Stock Portfolio
   1.40%...........................      136,467    10.691474       1,459,028
  Strategic Stock Portfolio
   1.50%...........................       47,851    11.053049         528,902
  Strategic Stock Portfolio
   1.65%...........................        9,402     11.01586         103,576
  Strategic Stock Portfolio
   1.70%...........................          186    11.032691           2,055
  Strategic Stock Portfolio --
   Class II 1.35%..................       94,924    11.482169       1,089,935
  Strategic Stock Portfolio --
   Class II 1.50%..................       57,642    11.457443         660,430
  Strategic Stock Portfolio --
   Class II 1.55%..................       31,130    11.461022         356,786
  Strategic Stock Portfolio --
   Class II 1.70%..................       70,595    11.436333         807,344

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE       LIABILITY
                                     ------------  ----------  --------------
  Enterprise Portfolio 1.25%.......    2,232,321   $   8.7319  $   19,492,402
  Enterprise Portfolio 1.40%.......      333,467     8.697091       2,900,190
  Enterprise Portfolio 1.45%.......          536     8.715798           4,674
  Enterprise Portfolio 1.50%.......      144,286     9.081826       1,310,379
  Enterprise Portfolio 1.60%.......          741     8.681039           6,434
  Enterprise Portfolio 1.65%.......       17,786     9.051281         160,990
  Enterprise Portfolio 1.70%.......          354     9.065067           3,211
  Enterprise Portfolio -- Class II
   1.35%...........................      363,346     6.189812       2,249,042
  Enterprise Portfolio -- Class II
   1.50%...........................      142,928     6.176451         882,791
  Enterprise Portfolio -- Class II
   1.55%...........................       42,671     6.178395         263,637
  Enterprise Portfolio -- Class II
   1.70%...........................      153,524     6.165054         946,486
  High Yield Portfolio 1.25%.......    1,528,797     8.765503      13,400,678
  High Yield Portfolio 1.35%.......      253,938     8.466772       2,150,039
  High Yield Portfolio 1.40%.......      118,137     8.730587       1,031,403
  High Yield Portfolio 1.50%.......      207,867      8.70315       1,809,095
  High Yield Portfolio 1.55%.......       69,315     8.451182         585,791
  High Yield Portfolio 1.65%.......       14,544     8.673883         126,156
  High Yield Portfolio 1.70%.......       57,597     8.687139         500,353
  Mid-Cap Value Portfolio 1.25%....    2,191,303    12.492717      27,375,335
  Mid-Cap Value Portfolio 1.35%....      362,260     9.804422       3,551,754
  Mid-Cap Value Portfolio 1.40%....      261,747    12.443024       3,256,929
  Mid-Cap Value Portfolio 1.45%....          491    12.469698           6,120
  Mid-Cap Value Portfolio 1.50%....      286,952    13.736052       3,941,589
  Mid-Cap Value Portfolio 1.55%....      177,302     9.786362       1,735,143
  Mid-Cap Value Portfolio 1.60%....          696    12.420113           8,640
  Mid-Cap Value Portfolio 1.65%....        6,743    13.689902          92,306
  Mid-Cap Value Portfolio 1.70%....      186,082    13.710758       2,551,329
  Emerging Markets Debt Portfolio
   1.25%...........................      231,531    10.273568       2,378,648
  Emerging Markets Debt Portfolio
   1.35%...........................       45,829    10.941208         501,428
  Emerging Markets Debt Portfolio
   1.40%...........................       32,857    10.232612         336,218
  Emerging Markets Debt Portfolio
   1.50%...........................       30,428    12.671448         385,561
  Emerging Markets Debt Portfolio
   1.55%...........................        2,268     10.92108          24,766
  Emerging Markets Debt Portfolio
   1.60%...........................          217    10.213771           2,217
  Emerging Markets Debt Portfolio
   1.65%...........................        1,597    12.628892          20,174
  Emerging Markets Debt Portfolio
   1.70%...........................        5,129    12.648127          64,877
  Emerging Markets Equity Portfolio
   1.25%...........................      534,972     7.973825       4,265,770
  Emerging Markets Equity Portfolio
   1.35%...........................       36,507     6.127713         223,707
  Emerging Markets Equity Portfolio
   1.40%...........................      135,493     7.946152       1,076,648
  Emerging Markets Equity Portfolio
   1.45%...........................           70     7.959109             559
  Emerging Markets Equity Portfolio
   1.50%...........................       55,559     7.927764         440,461
  Emerging Markets Equity Portfolio
   1.55%...........................        3,986     6.116406          24,377
  Emerging Markets Equity Portfolio
   1.60%...........................          258     7.931498           2,050
  Emerging Markets Equity Portfolio
   1.65%...........................        5,014     7.902512          39,624
  Emerging Markets Equity Portfolio
   1.70%...........................       35,583     7.913133         281,573
  Active International Allocation
   Portfolio 1.25%.................      177,932     7.866014       1,399,614
  Active International Allocation
   Portfolio 1.35%.................      105,151     7.355267         773,412
  Active International Allocation
   Portfolio 1.40%.................       37,252     7.839165         292,027
  Active International Allocation
   Portfolio 1.50%.................      122,244     7.821317         956,106
  Active International Allocation
   Portfolio 1.55%.................        8,381     7.341721          61,534
  Active International Allocation
   Portfolio 1.65%.................        6,370     7.795716          49,657
  Active International Allocation
   Portfolio 1.70%.................       24,624     7.806911         192,234
  Fixed Income Portfolio 1.25%.....    1,859,998    11.885531      22,107,066
  Fixed Income Portfolio 1.35%.....      664,806    11.418854       7,591,325
  Fixed Income Portfolio 1.40%.....      208,944    11.844317       2,474,801
  Fixed Income Portfolio 1.45%.....          925    11.863661          10,979
  Fixed Income Portfolio 1.50%.....      529,326    11.816946       6,255,019
  Fixed Income Portfolio 1.55%.....      132,622    11.397861       1,511,604
  Fixed Income Portfolio 1.60%.....           64    11.822543             751
  Fixed Income Portfolio 1.65%.....       39,814    11.779353         468,977
  Fixed Income Portfolio 1.70%.....      256,447    11.795226       3,024,850
  Technology Portfolio 1.25%.......       86,657     3.426897         296,964
  Technology Portfolio 1.35%.......      589,482     3.424592       2,018,736
  Technology Portfolio 1.40%.......       31,864     3.420949         109,006
  Technology Portfolio 1.50%.......      196,326     3.418659         671,170

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE       LIABILITY
                                     ------------  ----------  --------------
  Technology Portfolio 1.55%.......       79,914   $  3.41825  $      273,166
  Technology Portfolio 1.70%.......      246,581     3.412337         841,419
  Global Growth Fund 1.25%.........      109,993     9.460575       1,040,593
  Global Growth Fund 1.35%.........      604,127     6.712798       4,055,383
  Global Growth Fund 1.40%.........       10,904     9.425124         102,768
  Global Growth Fund 1.50%.........      156,432     6.698303       1,047,828
  Global Growth Fund 1.55%.........      202,147     6.700412       1,354,466
  Global Growth Fund 1.70%.........      197,466     6.685952       1,320,245
  Global Small Capitalization Fund
   1.25%...........................       23,884     9.750312         232,872
  Global Small Capitalization Fund
   1.35%...........................      175,531     7.081451       1,243,015
  Global Small Capitalization Fund
   1.40%...........................        1,201     9.713755          11,665
  Global Small Capitalization Fund
   1.50%...........................       65,747     7.066169         464,580
  Global Small Capitalization Fund
   1.55%...........................       27,395     7.068384         193,640
  Global Small Capitalization Fund
   1.70%...........................       55,629     7.053114         392,358
  Growth Fund 1.25%................      676,086    10.407808       7,036,569
  Growth Fund 1.35%................    2,911,625     7.239419      21,078,477
  Growth Fund 1.40%................       43,530    10.368787         451,353
  Growth Fund 1.50%................      812,992     7.223791       5,872,887
  Growth Fund 1.55%................    1,243,706     7.226061       8,987,095
  Growth Fund 1.60%................          598    10.349637           6,187
  Growth Fund 1.70%................      995,095     7.210458       7,175,089
  Growth-Income Fund 1.25%.........      926,926    10.325741       9,571,196
  Growth-Income Fund 1.35%.........    2,096,819    10.550591      22,122,674
  Growth-Income Fund 1.40%.........       51,092    10.287055         525,589
  Growth-Income Fund 1.50%.........      636,131     10.52786       6,697,093
  Growth-Income Fund 1.55%.........    1,008,643    10.531153      10,622,171
  Growth-Income Fund 1.60%.........          621    10.268111           6,381
  Growth-Income Fund 1.70%.........      773,686    10.508474       8,130,264
  International Fund 1.25%.........       80,272     8.902426         714,615
  International Fund 1.35%.........      762,258     6.182681       4,712,798
  International Fund 1.40%.........        7,885     8.852824          69,808
  International Fund 1.50%.........      246,126     6.169345       1,518,435
  International Fund 1.55%.........      168,992      6.17128       1,042,896
  International Fund 1.70%.........      247,356     6.157966       1,523,207
  Capital Opportunities
   Series 1.25%....................      123,094     8.758679       1,078,137
  Capital Opportunities
   Series 1.35%....................      357,724     6.564618       2,348,321
  Capital Opportunities
   Series 1.40%....................        6,117     8.725841          53,375
  Capital Opportunities
   Series 1.50%....................      216,678      6.55045       1,419,336
  Capital Opportunities
   Series 1.55%....................      124,673     6.552518         816,921
  Capital Opportunities
   Series 1.60%....................          691     8.709742           6,020
  Capital Opportunities
   Series 1.70%....................      263,714     6.538357       1,724,255
  Emerging Growth Series 1.25%.....       52,345     8.018392         419,723
  Emerging Growth Series 1.35%.....      487,732      5.35896       2,613,735
  Emerging Growth Series 1.40%.....        2,180     7.988323          17,412
  Emerging Growth Series 1.50%.....      256,165     5.347372       1,369,807
  Emerging Growth Series 1.55%.....      152,846     5.349072         817,582
  Emerging Growth Series 1.70%.....      297,534      5.33751       1,588,092
  Growth Stock Series 1.25%........       68,237     8.316955         567,527
  Growth Stock Series 1.35%........      209,953     6.674239       1,401,274
  Growth Stock Series 1.40%........        2,521     8.285788          20,886
  Growth Stock Series 1.50%........      129,765     6.659835         864,212
  Growth Stock Series 1.55%........       96,909     6.661929         645,603
  Growth Stock Series 1.70%........       76,239     6.647555         506,803
  Investors Trust Series 1.25%.....       59,473     8.130073         483,519
  Investors Trust Series 1.35%.....      285,490     8.167013       2,331,599
  Investors Trust Series 1.40%.....        8,218     8.099609          66,560
  Investors Trust Series 1.50%.....      171,153     8.149405       1,394,796
  Investors Trust Series 1.55%.....       93,519     8.151969         762,360
  Investors Trust Series 1.70%.....       80,011     8.134396         650,842
  Total Return Series 1.25%........      458,834    10.970528       5,033,647
  Total Return Series 1.35%........      786,159    11.007917       8,653,973
  Total Return Series 1.40%........       35,404     10.92943         386,949
  Total Return Series 1.50%........      283,755    10.984221       3,116,830
  Total Return Series 1.55%........      469,072    10.987651       5,154,003

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE       LIABILITY
                                     ------------  ----------  --------------
  Total Return Series 1.60%........        1,284   $ 10.90932  $       14,005
  Total Return Series 1.70%........      471,737    10.964006       5,172,132
  Small Cap Fund 1.25%.............      164,036    11.700482       1,919,301
  Small Cap Fund 1.35%.............      699,780     6.717858       4,701,021
  Small Cap Fund 1.40%.............       21,226    11.656626         247,419
  Small Cap Fund 1.50%.............      175,724     6.703362       1,177,939
  Small Cap Fund 1.55%.............      130,514     6.705483         875,162
  Small Cap Fund 1.60%.............          570    11.635118           6,635
  Small Cap Fund 1.70%.............      189,123     6.691001       1,265,419
  Strategic Income Securities Fund
   1.25%...........................       46,406    10.866369         504,265
  Strategic Income Securities Fund
   1.35%...........................      355,822    10.446779       3,717,195
  Strategic Income Securities Fund
   1.40%...........................        1,166    10.825671          12,621
  Strategic Income Securities Fund
   1.50%...........................       98,988    10.424276       1,031,876
  Strategic Income Securities Fund
   1.55%...........................       58,666    10.427561         611,748
  Strategic Income Securities Fund
   1.70%...........................       83,375    10.405101         867,521
  Mutual Shares Securities Fund
   1.25%...........................      315,610    11.547491       3,644,503
  Mutual Shares Securities Fund
   1.35%...........................      422,132    11.450346       4,833,556
  Mutual Shares Securities Fund
   1.40%...........................       15,352    11.504242         176,614
  Mutual Shares Securities Fund
   1.50%...........................      130,306    11.425688       1,488,839
  Mutual Shares Securities Fund
   1.55%...........................      271,825    11.429277       3,106,760
  Mutual Shares Securities Fund
   1.70%...........................      246,713     11.40465       2,813,678
  Developing Markets Equity Fund
   1.25%...........................        9,029     7.008039          63,275
  Developing Markets Equity Fund
   1.35%...........................       22,868     7.437357         170,074
  Developing Markets Equity Fund
   1.40%...........................        2,180     6.981743          15,222
  Developing Markets Equity Fund
   1.50%...........................       17,523     7.421298         130,044
  Developing Markets Equity Fund
   1.55%...........................          829     7.423635           6,155
  Developing Markets Equity Fund
   1.70%...........................       14,256     7.407614         105,606
  Growth Securities Fund 1.25%.....       74,680    10.340363         772,223
  Growth Securities Fund 1.35%.....      121,781     9.926456       1,208,853
  Growth Securities Fund 1.40%.....       14,101    10.301638         145,258
  Growth Securities Fund 1.50%.....       88,473     9.905075         876,332
  Growth Securities Fund 1.55%.....       24,499     9.908172         242,743
  Growth Securities Fund 1.60%.....          272    10.282664           2,795
  Growth Securities Fund 1.70%.....       66,029     9.886814         652,816
                                                               --------------
  SUB-TOTAL:.......................                             2,256,175,242
                                                               --------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
  Money Market Portfolio 1.25%.....        9,982    12.972049         129,484
  Money Market Portfolio --
   Class Y 1.35%...................       11,404    10.402647         118,634
  North American Government
   Securities Portfolio 1.25%......          936    12.915729          12,091
  Balanced Growth Portfolio
   1.25%...........................       11,536     19.08294         220,148
  Utilities Portfolio 1.25%........       13,832    20.532656         284,014
  Dividend Growth Portfolio
   1.25%...........................       44,659    23.859677       1,065,548
  Value-Added Market Portfolio
   1.25%...........................        9,759    23.458092         228,935
  Growth Portfolio 1.25%...........       18,737    18.502265         346,676
  American Opportunities Portfolio
   1.25%...........................       24,287    25.913246         629,348
  Global Equity Portfolio 1.25%....       19,040    14.941594         284,484
  Developing Growth Portfolio
   1.25%...........................        5,130     21.90644         112,376
  Emerging Markets Portfolio
   1.25%...........................        3,992      9.69255          38,690
  Diversified Income Portfolio
   1.25%...........................        4,760    10.819035          51,499
  Mid-Cap Equity Portfolio 1.25%...        3,061    10.110585          30,953
  Strategic Stock Portfolio
   1.25%...........................        2,033    10.734306          21,828
  Enterprise Portfolio 1.25%.......          507       8.7319           4,427
  Mid-Cap Value Portfolio 1.25%....        2,142    12.492717          26,764
                                                               --------------
  SUB-TOTAL:.......................                                 3,605,899
                                                               --------------
GRAND TOTAL:.......................                            $2,259,781,141
                                                               ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                      [This page intentionally left blank]

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                         NORTH AMERICAN
                                           GOVERNMENT      BALANCED
                           MONEY MARKET    SECURITIES       GROWTH
                            PORTFOLIO      PORTFOLIO       PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  -------------
INVESTMENT INCOME:
  Dividends..............  $ 5,493,625      $283,851      $ 3,180,457
EXPENSES:
  Mortality and expense
   undertakings..........   (1,973,628)      (74,606)      (1,367,666)
                           -----------      --------      -----------
    Net investment income
     (loss)..............    3,519,997       209,245        1,812,791
                           -----------      --------      -----------
CAPITAL GAINS INCOME.....      --            --               --
                           -----------      --------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --               (465)        (225,811)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --             11,138       (1,818,733)
                           -----------      --------      -----------
    Net gain (loss) on
     investments.........      --             10,673       (2,044,544)
                           -----------      --------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 3,519,997      $219,918      $  (231,753)
                           ===========      ========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                              DIVIDEND      VALUE-ADDED                       AMERICAN          GLOBAL
                             UTILITIES         GROWTH          MARKET          GROWTH       OPPORTUNITIES       EQUITY
                             PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  ---------------  --------------
INVESTMENT INCOME:
  Dividends..............   $  3,159,617    $  9,244,226    $  1,427,939    $   --          $   1,336,956    $    882,746
EXPENSES:
  Mortality and expense
   undertakings..........     (1,858,426)     (6,571,677)     (1,962,607)     (1,080,020)      (6,751,645)     (1,572,691)
                            ------------    ------------    ------------    ------------    -------------    ------------
    Net investment income
     (loss)..............      1,301,191       2,672,549        (534,668)     (1,080,020)      (5,414,689)       (689,945)
                            ------------    ------------    ------------    ------------    -------------    ------------
CAPITAL GAINS INCOME.....      3,011,214        --             8,477,338       5,233,754      137,905,532      12,519,293
                            ------------    ------------    ------------    ------------    -------------    ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (7,905,375)      3,706,129        (202,146)     (7,313,337)     (23,605,999)     (3,341,748)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (43,001,609)    (43,330,611)    (13,139,504)    (14,662,893)    (332,204,581)    (35,450,857)
                            ------------    ------------    ------------    ------------    -------------    ------------
    Net gain (loss) on
     investments.........    (50,906,984)    (39,624,482)    (13,341,650)    (21,976,230)    (355,810,580)    (38,792,605)
                            ------------    ------------    ------------    ------------    -------------    ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(46,594,579)   $(36,951,933)   $ (5,398,980)   $(17,822,496)   $(223,319,737)   $(26,963,257)
                            ============    ============    ============    ============    =============    ============

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           DEVELOPING GROWTH  EMERGING MARKETS  DIVERSIFIED INCOME
                               PORTFOLIO         PORTFOLIO          PORTFOLIO
                              SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  ----------------  ------------------
INVESTMENT INCOME:
  Dividends..............    $  1,004,240        $ --              $ 4,128,312
EXPENSES:
  Mortality and expense
   undertakings..........      (1,158,601)        (131,202)           (756,869)
                             ------------        ---------         -----------
    Net investment income
     (loss)..............        (154,361)        (131,202)          3,371,443
                             ------------        ---------         -----------
CAPITAL GAINS INCOME.....      15,770,710          --                 --
                             ------------        ---------         -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (4,931,052)        (242,074)         (1,718,634)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (44,038,920)        (212,550)         (4,919,641)
                             ------------        ---------         -----------
    Net gain (loss) on
     investments.........     (48,969,972)        (454,624)         (6,638,275)
                             ------------        ---------         -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(33,353,623)       $(585,826)        $(3,266,832)
                             ============        =========         ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                               MID-CAP                                                                       EMERGING
                               EQUITY       STRATEGIC STOCK    ENTERPRISE     HIGH YIELD    MID-CAP VALUE  MARKETS DEBT
                              PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  ---------------  --------------  -------------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............   $   --             $ 285,162      $     60,922    $ 2,221,745    $    42,504     $324,370
EXPENSES:
  Mortality and expense
   undertakings..........       (849,498)       (199,885)         (411,489)      (283,987)      (462,156)     (46,646)
                            ------------       ---------      ------------    -----------    -----------     --------
    Net investment income
     (loss)..............       (849,498)         85,277          (350,567)     1,937,758       (419,652)     277,724
                            ------------       ---------      ------------    -----------    -----------     --------
CAPITAL GAINS INCOME.....       --               --              2,350,678        --             --            --
                            ------------       ---------      ------------    -----------    -----------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (17,522,679)         11,723        (3,187,485)      (487,074)      (390,455)      (9,739)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (18,244,838)        (91,590)       (7,819,707)    (2,927,134)      (593,651)      22,988
                            ------------       ---------      ------------    -----------    -----------     --------
    Net gain (loss) on
     investments.........    (35,767,517)        (79,867)      (11,007,192)    (3,414,208)      (984,106)      13,249
                            ------------       ---------      ------------    -----------    -----------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(36,617,015)      $   5,410      $ (9,007,081)   $(1,476,450)   $(1,403,758)    $290,973
                            ============       =========      ============    ===========    ===========     ========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            EMERGING       ACTIVE
                             MARKETS    INTERNATIONAL     FIXED
                             EQUITY      ALLOCATION      INCOME     TECHNOLOGY
                            PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............   $  --         $  55,861    $1,736,515    $  --
EXPENSES:
  Mortality and expense
  undertakings...........     (97,185)      (43,350)     (307,228)     (28,125)
                            ---------     ---------    ----------    ---------
    Net investment income
    (loss)...............     (97,185)       12,511     1,429,287      (28,125)
                            ---------     ---------    ----------    ---------
CAPITAL GAINS INCOME.....      --             8,567       669,777       --
                            ---------     ---------    ----------    ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
  (loss) on security
  transactions...........    (783,341)      (28,401)       26,903      (27,547)
  Net unrealized
  appreciation
  (depreciation) of
  investments during the
  period.................     (89,397)     (741,803)     (817,486)    (639,963)
                            ---------     ---------    ----------    ---------
    Net gain (loss) on
    investments..........    (872,738)     (770,204)     (790,583)    (667,510)
                            ---------     ---------    ----------    ---------
    Net increase
    (decrease) in net
    assets resulting from
    operations...........   $(969,923)    $(749,126)   $1,308,481    $(695,635)
                            =========     =========    ==========    =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                                                                     MFS
                           AMERICAN FUNDS    AMERICAN FUNDS                     AMERICAN FUNDS  AMERICAN FUNDS     CAPITAL
                           GLOBAL GROWTH      GLOBAL SMALL      AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL   OPPORTUNITIES
                                FUND       CAPITALIZATION FUND   GROWTH FUND         FUND            FUND          SERIES
                            SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -------------------  --------------  --------------  --------------  -------------
INVESTMENT INCOME:
  Dividends..............   $    37,613         $  12,562        $   105,164     $   383,077     $    52,338     $       193
EXPENSES:
  Mortality and expense
   undertakings..........       (72,044)          (21,009)          (344,698)       (342,992)        (84,857)        (66,919)
                            -----------         ---------        -----------     -----------     -----------     -----------
    Net investment income
     (loss)..............       (34,431)           (8,447)          (239,534)         40,085         (32,519)        (66,726)
                            -----------         ---------        -----------     -----------     -----------     -----------
CAPITAL GAINS INCOME.....       461,177            99,676          6,014,165       2,148,514       1,579,034         267,947
                            -----------         ---------        -----------     -----------     -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (14,649)           (1,569)           (30,979)        (13,885)         (2,277)        (59,272)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,090,535)         (200,565)        (8,984,087)     (1,639,568)     (2,796,502)     (1,321,057)
                            -----------         ---------        -----------     -----------     -----------     -----------
    Net gain (loss) on
     investments.........    (1,105,184)         (202,134)        (9,015,066)     (1,653,453)     (2,798,779)     (1,380,329)
                            -----------         ---------        -----------     -----------     -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $  (678,438)        $(110,905)       $(3,240,435)    $   535,146     $(1,252,264)    $(1,179,108)
                            ===========         =========        ===========     ===========     ===========     ===========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                               MFS             MFS
                           MFS EMERGING   GROWTH STOCK   INVESTORS TRUST
                           GROWTH SERIES     SERIES          SERIES
                           SUB-ACCOUNT*   SUB-ACCOUNT**    SUB-ACCOUNT
                           -------------  -------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $   --          $   1,947       $  13,613
EXPENSES:
  Mortality and expense
   undertakings..........       (63,635)      (35,209)        (52,611)
                            -----------     ---------       ---------
    Net investment income
     (loss)..............       (63,635)      (33,262)        (38,998)
                            -----------     ---------       ---------
CAPITAL GAINS INCOME.....       227,098        14,892          69,871
                            -----------     ---------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (7,236)      (60,985)        (17,633)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,612,093)     (510,563)       (566,704)
                            -----------     ---------       ---------
    Net gain (loss) on
     investments.........    (1,619,329)     (571,548)       (584,337)
                            -----------     ---------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(1,455,866)    $(589,918)      $(553,464)
                            ===========     =========       =========

  * Formerly MFS Growth Series Sub-Account. Change effective May 1, 2001. ** Formerly MFS Growth with Income Series Sub-Account. Change effective
     May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                               MFS        FRANKLIN    FRANKLIN STRATEGIC   FRANKLIN MUTUAL   TEMPLETON DEVELOPING  TEMPLETON GROWTH
                           TOTAL RETURN   SMALL CAP   INCOME SECURITIES   SHARES SECURITIES   MARKETS SECURITIES      SECURITIES
                              SERIES        FUND             FUND               FUND                 FUND                FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                           ------------  -----------  ------------------  -----------------  --------------------  ----------------
INVESTMENT INCOME:
  Dividends..............   $  89,507     $  15,718       $ 294,209           $ 61,609             $  5,104           $  33,604
EXPENSES:
  Mortality and expense
   undertakings..........    (155,389)      (68,875)        (44,281)           (80,360)              (5,482)            (25,748)
                            ---------     ---------       ---------           --------             --------           ---------
    Net investment income
     (loss)..............     (65,882)      (53,157)        249,928            (18,751)                (378)              7,856
                            ---------     ---------       ---------           --------             --------           ---------
CAPITAL GAINS INCOME.....     132,158        --            --                  207,129             --                   301,544
                            ---------     ---------       ---------           --------             --------           ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (5,749)       (6,547)            280             (6,154)             (15,068)             (7,937)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     125,124      (142,794)       (173,422)           (63,529)             (27,147)           (313,388)
                            ---------     ---------       ---------           --------             --------           ---------
    Net gain (loss) on
     investments.........     119,375      (149,341)       (173,142)           (69,683)             (42,215)           (321,325)
                            ---------     ---------       ---------           --------             --------           ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 185,651     $(202,498)      $  76,786           $118,695             $(42,593)          $ (11,925)
                            =========     =========       =========           ========             ========           =========

  * Formerly MFS Growth Series Sub-Account. Change effective May 1, 2001. ** Formerly MFS Growth with Income Series Sub-Account. Change effective
     May 1, 2001.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                         NORTH AMERICAN
                                           GOVERNMENT
                           MONEY MARKET    SECURITIES
                            PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $ 3,519,997    $   209,245
  Capital gains income...      --             --
  Net realized gain
   (loss) on security
   transactions..........      --                (465)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --              11,138
                           ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    3,519,997        219,918
                           ------------   -----------
UNIT TRANSACTIONS:
  Purchases..............   17,752,209        --
  Net transfers..........   80,002,690     (1,020,931)
  Surrenders for benefit
   payments and fees.....  (32,383,587)      (881,404)
  Net annuity
   transactions..........      (74,754)        (6,436)
                           ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   65,296,558     (1,908,771)
                           ------------   -----------
  Net increase (decrease)
   in net assets.........   68,816,555     (1,688,853)
NET ASSETS:
  Beginning of period....  106,258,690      6,887,631
                           ------------   -----------
  End of period..........  $175,075,245   $ 5,198,778
                           ============   ===========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 2000

                                         NORTH AMERICAN
                                           GOVERNMENT
                           MONEY MARKET    SECURITIES
                            PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $ 5,016,964    $   349,916
  Capital gains income...      --             --
  Net realized gain
   (loss) on security
   transactions..........      --             (22,586)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --              51,691
                           ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    5,016,964        379,021
                           ------------   -----------
UNIT TRANSACTIONS:
  Purchases..............   15,343,147        --
  Net transfers..........  (11,262,284)    (1,168,166)
  Surrenders for benefit
   payments and fees.....  (26,355,242)      (864,023)
  Net annuity
   transactions..........      104,039         (6,437)
                           ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........  (22,170,340)    (2,038,626)
                           ------------   -----------
  Net increase (decrease)
   in net assets.........  (17,153,376)    (1,659,605)
NET ASSETS:
  Beginning of period....  123,412,066      8,547,236
                           ------------   -----------
  End of period..........  $106,258,690   $ 6,887,631
                           ============   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                BALANCED                                DIVIDEND        VALUE-ADDED
                                 GROWTH            UTILITIES             GROWTH            MARKET            GROWTH
                               PORTFOLIO           PORTFOLIO           PORTFOLIO         PORTFOLIO         PORTFOLIO
                              SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  ------------------  ------------------  --------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $  1,812,791        $  1,301,191        $  2,672,549      $   (534,668)     $ (1,080,020)
  Capital gains income...        --                  3,011,214           --                8,477,338         5,233,754
  Net realized gain
   (loss) on security
   transactions..........         (225,811)         (7,905,375)          3,706,129          (202,146)       (7,313,337)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (1,818,733)        (43,001,609)        (43,330,611)      (13,139,504)      (14,662,893)
                              ------------        ------------        ------------      ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (231,753)        (46,594,579)        (36,951,933)       (5,398,980)      (17,822,496)
                              ------------        ------------        ------------      ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............        3,210,829           4,404,259          10,269,942         3,611,956         1,588,844
  Net transfers..........        7,794,189         (10,453,487)         (1,644,545)        8,102,613       (10,955,444)
  Surrenders for benefit
   payments and fees.....       (9,785,742)        (11,895,265)        (43,250,059)      (12,747,202)       (7,266,265)
  Net annuity
   transactions..........          (84,798)             35,547            (127,615)          (51,802)           20,089
                              ------------        ------------        ------------      ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        1,134,478         (17,908,946)        (34,752,277)       (1,084,435)      (16,612,776)
                              ------------        ------------        ------------      ------------      ------------
  Net increase (decrease)
   in net assets.........          902,725         (64,503,525)        (71,704,210)       (6,483,415)      (34,435,272)
NET ASSETS:
  Beginning of period....      106,586,197         183,552,931         554,446,848       162,726,789       108,160,174
                              ------------        ------------        ------------      ------------      ------------
  End of period..........     $107,488,922        $119,049,406        $482,742,638      $156,243,374      $ 73,724,902
                              ============        ============        ============      ============      ============

                              AMERICAN            GLOBAL
                            OPPORTUNITIES         EQUITY
                              PORTFOLIO         PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $  (5,414,689)     $   (689,945)
  Capital gains income...     137,905,532        12,519,293
  Net realized gain
   (loss) on security
   transactions..........     (23,605,999)       (3,341,748)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (332,204,581)      (35,450,857)
                            -------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (223,319,737)      (26,963,257)
                            -------------      ------------
UNIT TRANSACTIONS:
  Purchases..............      13,605,457         2,313,060
  Net transfers..........     (54,296,414)       (9,709,236)
  Surrenders for benefit
   payments and fees.....     (43,354,527)       (8,812,398)
  Net annuity
   transactions..........        (145,409)          (84,397)
                            -------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (84,190,893)      (16,292,971)
                            -------------      ------------
  Net increase (decrease)
   in net assets.........    (307,510,630)      (43,256,228)
NET ASSETS:
  Beginning of period....     752,067,918       151,040,328
                            -------------      ------------
  End of period..........   $ 444,557,288      $107,784,100
                            =============      ============

                                BALANCED                                DIVIDEND        VALUE-ADDED
                                 GROWTH            UTILITIES             GROWTH            MARKET            GROWTH
                               PORTFOLIO           PORTFOLIO           PORTFOLIO         PORTFOLIO         PORTFOLIO
                              SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  ------------------  ------------------  --------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $  2,386,901        $    457,420       $   5,114,409      $ (1,246,874)     $ (1,352,566)
  Capital gains income...          826,063           9,619,663         120,729,055        14,085,943         5,984,413
  Net realized gain
   (loss) on security
   transactions..........       (1,072,700)            (56,385)        (13,522,535)          202,039           (96,268)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        2,572,664         (18,174,145)       (100,887,550)        2,066,339       (21,956,477)
                              ------------        ------------       -------------      ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        4,712,928          (8,153,447)         11,433,379        15,107,447       (17,420,898)
                              ------------        ------------       -------------      ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............        4,373,715          13,351,029          17,661,425         3,774,740         9,927,540
  Net transfers..........       (5,153,412)         37,732,209         (88,264,993)       (6,216,757)       41,967,677
  Surrenders for benefit
   payments and fees.....      (10,726,930)        (12,181,052)        (48,335,221)      (10,645,531)       (7,059,566)
  Net annuity
   transactions..........          192,690             125,522             336,414            31,999           431,574
                              ------------        ------------       -------------      ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (11,313,937)         39,027,708        (118,602,375)      (13,055,549)       45,267,225
                              ------------        ------------       -------------      ------------      ------------
  Net increase (decrease)
   in net assets.........       (6,601,009)         30,874,261        (107,168,996)        2,051,898        27,846,327
NET ASSETS:
  Beginning of period....      113,187,206         152,678,670         661,615,844       160,674,891        80,313,847
                              ------------        ------------       -------------      ------------      ------------
  End of period..........     $106,586,197        $183,552,931       $ 554,446,848      $162,726,789      $108,160,174
                              ============        ============       =============      ============      ============

                              AMERICAN            GLOBAL
                            OPPORTUNITIES         EQUITY
                              PORTFOLIO         PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $  (9,748,508)     $ (1,516,325)
  Capital gains income...      63,759,279        10,331,365
  Net realized gain
   (loss) on security
   transactions..........        (606,168)         (244,613)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (101,465,941)      (20,281,897)
                            -------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (48,061,338)      (11,711,470)
                            -------------      ------------
UNIT TRANSACTIONS:
  Purchases..............      50,094,537         8,737,526
  Net transfers..........     116,276,594        12,694,774
  Surrenders for benefit
   payments and fees.....     (52,092,730)      (10,884,694)
  Net annuity
   transactions..........         284,071           298,645
                            -------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     114,562,472        10,846,251
                            -------------      ------------
  Net increase (decrease)
   in net assets.........      66,501,134          (865,219)
NET ASSETS:
  Beginning of period....     685,566,784       151,905,547
                            -------------      ------------
  End of period..........   $ 752,067,918      $151,040,328
                            =============      ============

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                         NORTH AMERICAN
                                           GOVERNMENT
                           MONEY MARKET    SECURITIES
                            PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $ 4,035,059     $  282,155
  Capital gains income...      --             --
  Net realized gain
   (loss) on security
   transactions..........      --              (2,295)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --             (98,426)
                           ------------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    4,035,059        181,434
                           ------------    ----------
UNIT TRANSACTIONS:
  Purchases..............   23,817,068        563,929
  Net transfers..........   15,198,089        928,086
  Surrenders for benefit
   payments and fees.....  (28,455,931)      (661,447)
  Net annuity
   transactions..........       66,438         (6,541)
                           ------------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   10,625,664        824,027
                           ------------    ----------
  Net increase (decrease)
   in net assets.........   14,660,723      1,005,461
NET ASSETS:
  Beginning of period....  108,751,343      7,541,775
                           ------------    ----------
  End of period..........  $123,412,066    $8,547,236
                           ============    ==========

  *  Formerly American Value Sub-Account. Change effective May 1, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                             BALANCED                      DIVIDEND      VALUE-ADDED                   AMERICAN        GLOBAL
                              GROWTH        UTILITIES       GROWTH         MARKET         GROWTH     OPPORTUNITIES     EQUITY
                             PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT*    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  ------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  1,944,082   $    356,808   $  4,034,856   $   (240,019)  $  (704,683)  $ (4,186,510)  $ (1,053,706)
  Capital gains income...    12,263,090        719,571     61,332,549      5,499,038     4,191,496     40,966,154        --
  Net realized gain
   (loss) on security
   transactions..........       (73,288)        19,860     (2,732,578)       275,018       164,575       (200,293)       105,344
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (12,320,805)    40,186,992    (70,396,747)     9,944,964    16,049,317    185,622,773     37,067,653
                           ------------   ------------   ------------   ------------   -----------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,813,079     41,283,231     (7,761,920)    15,479,001    19,700,705    222,202,124     36,119,291
                           ------------   ------------   ------------   ------------   -----------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     8,636,011     11,974,424     47,158,874      8,568,182     6,335,812     49,350,136      8,046,187
  Net transfers..........    16,333,341     28,022,803     42,003,115        (84,774)   11,373,024    112,929,991      7,428,110
  Surrenders for benefit
   payments and fees.....    (8,597,616)    (8,175,407)   (62,420,672)   (10,796,247)   (4,922,308)   (32,300,071)    (8,976,935)
  Net annuity
   transactions..........        40,306        170,763        484,672        165,381        24,763        592,185        152,229
                           ------------   ------------   ------------   ------------   -----------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    16,412,042     31,992,583     27,225,989     (2,147,458)   12,811,291    130,572,241      6,649,591
                           ------------   ------------   ------------   ------------   -----------   ------------   ------------
  Net increase (decrease)
   in net assets.........    18,225,121     73,275,814     19,464,069     13,331,543    32,511,996    352,774,365     42,768,882
NET ASSETS:
  Beginning of period....    94,962,085     79,402,856    642,151,775    147,343,348    47,801,851    332,792,419    109,136,665
                           ------------   ------------   ------------   ------------   -----------   ------------   ------------
  End of period..........  $113,187,206   $152,678,670   $661,615,844   $160,674,891   $80,313,847   $685,566,784   $151,905,547
                           ============   ============   ============   ============   ===========   ============   ============

  *  Formerly American Value Sub-Account. Change effective May 1, 1999.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            DEVELOPING    EMERGING    DIVERSIFIED    MID-CAP
                              GROWTH       MARKETS      INCOME        EQUITY     STRATEGIC STOCK
                            PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO       PORTFOLIO
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -----------  -----------  ------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................  $   (154,361) $  (131,202) $ 3,371,443  $   (849,498)   $    85,277
  Capital gains income...    15,770,710      --           --            --            --
  Net realized gain
   (loss) on security
   transactions..........    (4,931,052)    (242,074)  (1,718,634)  (17,522,679)        11,723
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (44,038,920)    (212,550)  (4,919,641)  (18,244,838)       (91,590)
                           ------------  -----------  -----------  ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (33,353,623)    (585,826)  (3,266,832)  (36,617,015)         5,410
                           ------------  -----------  -----------  ------------    -----------
UNIT TRANSACTIONS:
  Purchases..............     1,628,225        4,943    1,310,659     4,039,653      1,067,888
  Net transfers..........    (9,328,394)  (1,375,651)  (1,534,748)   (2,495,881)     4,458,067
  Surrenders for benefit
   payments and fees.....    (5,993,097)    (577,446)  (4,756,369)   (5,080,138)    (1,282,312)
  Net annuity
   transactions..........       (11,798)     (12,865)      12,408        24,042         (3,699)
                           ------------  -----------  -----------  ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (13,705,064)  (1,961,019)  (4,968,050)   (3,512,324)     4,239,944
                           ------------  -----------  -----------  ------------    -----------
  Net increase (decrease)
   in net assets.........   (47,058,687)  (2,546,845)  (8,234,882)  (40,129,339)     4,245,354
NET ASSETS:
  Beginning of period....   126,516,379   12,099,572   63,103,573    96,401,486     13,478,819
                           ------------  -----------  -----------  ------------    -----------
  End of period..........  $ 79,457,692  $ 9,552,727  $54,868,691  $ 56,272,147    $17,724,173
                           ============  ===========  ===========  ============    ===========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                            DEVELOPING    EMERGING    DIVERSIFIED    MID-CAP
                              GROWTH       MARKETS      INCOME        EQUITY     STRATEGIC STOCK
                            PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO       PORTFOLIO
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -----------  -----------  ------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................  $ (1,878,117) $  (217,513) $ 5,193,755  $ (1,469,468)   $    55,136
  Capital gains income...    26,583,966      --           --          7,688,825        420,873
  Net realized gain
   (loss) on security
   transactions..........    (1,020,220)     736,935   (1,321,473)     (763,786)        11,508
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (63,675,387)  (5,883,474)  (8,051,313)  (50,948,545)       471,923
                           ------------  -----------  -----------  ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (39,989,758)  (5,364,052)  (4,179,031)  (45,492,974)       959,440
                           ------------  -----------  -----------  ------------    -----------
UNIT TRANSACTIONS:
  Purchases..............    11,037,074      --         2,623,212    18,760,317      1,119,270
  Net transfers..........    20,495,640   (2,107,031)  (5,435,050)   60,701,644        731,107
  Surrenders for benefit
   payments and fees.....   (11,816,220)  (1,395,528)  (7,626,576)   (7,314,974)      (838,878)
  Net annuity
   transactions..........       (53,054)     (29,491)      16,683        36,506         22,319
                           ------------  -----------  -----------  ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    19,663,440   (3,532,050) (10,421,731)   72,183,493      1,033,818
                           ------------  -----------  -----------  ------------    -----------
  Net increase (decrease)
   in net assets.........   (20,326,318)  (8,896,102) (14,600,762)   26,690,519      1,993,258
NET ASSETS:
  Beginning of period....   146,842,697   20,995,674   77,704,335    69,710,967     11,485,561
                           ------------  -----------  -----------  ------------    -----------
  End of period..........  $126,516,379  $12,099,572  $63,103,573  $ 96,401,486    $13,478,819
                           ============  ===========  ===========  ============    ===========

  *  From inception, November 11, 2000, to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                                                     EMERGING       ACTIVE
                                                          MID-CAP       EMERGING      MARKETS    INTERNATIONAL
                            ENTERPRISE     HIGH YIELD      VALUE      MARKETS DEBT    EQUITY      ALLOCATION    FIXED INCOME
                             PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  ------------  ------------  -----------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $   (350,567)  $ 1,937,758   $  (419,652)   $  277,724   $   (97,185)  $   12,511    $ 1,429,287
  Capital gains income...     2,350,678       --            --            --            --             8,567        669,777
  Net realized gain
   (loss) on security
   transactions..........    (3,187,485)     (487,074)     (390,455)       (9,739)     (783,341)     (28,401)        26,903
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (7,819,707)   (2,927,134)     (593,651)       22,988       (89,397)    (741,803)      (817,486)
                           ------------   -----------   -----------    ----------   -----------   ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (9,007,081)   (1,476,450)   (1,403,758)      290,973      (969,923)    (749,126)     1,308,481
                           ------------   -----------   -----------    ----------   -----------   ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............     2,419,104     2,837,972     4,324,731       469,563       538,680    1,704,615      5,399,412
  Net transfers..........    (2,871,268)     (349,631)   12,777,419      (701,944)     (437,600)      80,417     33,264,025
  Surrenders for benefit
   payments and fees.....    (3,138,681)   (1,794,578)   (2,659,937)     (209,565)     (699,037)    (215,304)    (1,713,530)
  Net annuity
   transactions..........        (1,437)      --             18,604       --            --           --             --
                           ------------   -----------   -----------    ----------   -----------   ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (3,592,282)      693,763    14,460,817      (441,946)     (597,957)   1,569,728     36,949,907
                           ------------   -----------   -----------    ----------   -----------   ----------    -----------
  Net increase (decrease)
   in net assets.........   (12,599,363)     (782,687)   13,057,059      (150,973)   (1,567,880)     820,602     38,258,388
NET ASSETS:
  Beginning of period....    40,824,026    20,386,202    29,488,850     3,864,862     7,922,649    2,903,982      5,186,984
                           ------------   -----------   -----------    ----------   -----------   ----------    -----------
  End of period..........  $ 28,224,663   $19,603,515   $42,545,909    $3,713,889   $ 6,354,769   $3,724,584    $43,445,372
                           ============   ===========   ===========    ==========   ===========   ==========    ===========


                           TECHNOLOGY
                            PORTFOLIO
                           SUB-ACCOUNT
                           -----------
OPERATIONS:
  Net investment income
   (loss)................  $  (28,125)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........     (27,547)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (639,963)
                           ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (695,635)
                           ----------
UNIT TRANSACTIONS:
  Purchases..............   1,682,949
  Net transfers..........   2,913,180
  Surrenders for benefit
   payments and fees.....    (118,154)
  Net annuity
   transactions..........      --
                           ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   4,477,975
                           ----------
  Net increase (decrease)
   in net assets.........   3,782,340
NET ASSETS:
  Beginning of period....     428,121
                           ----------
  End of period..........  $4,210,461
                           ==========

                                                                                     EMERGING       ACTIVE
                                                          MID-CAP       EMERGING      MARKETS    INTERNATIONAL
                            ENTERPRISE     HIGH YIELD      VALUE      MARKETS DEBT    EQUITY      ALLOCATION    FIXED INCOME
                             PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  ------------  ------------  -----------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $   (421,573)  $ 2,387,750   $  (268,127)   $  316,225   $  (120,022)  $  (16,868)   $   239,246
  Capital gains income...     2,987,363       --          3,644,994       --          1,327,810       98,603        --
  Net realized gain
   (loss) on security
   transactions..........      (108,546)      (80,052)       41,637        20,849      (153,085)      (5,712)         7,932
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (11,079,796)   (5,012,209)   (1,487,042)     (110,161)   (6,472,382)    (327,444)        83,928
                           ------------   -----------   -----------    ----------   -----------   ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (8,622,552)   (2,704,511)    1,931,462       226,913    (5,417,679)    (251,421)       331,106
                           ------------   -----------   -----------    ----------   -----------   ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............     6,372,030     2,323,829     2,398,565       436,764     3,324,835    1,509,594      1,024,269
  Net transfers..........    23,978,432       (93,279)    7,720,177     2,393,365     7,502,765    1,149,118      2,424,679
  Surrenders for benefit
   payments and fees.....    (2,880,897)   (1,934,252)   (1,735,024)     (153,300)     (580,563)     (69,370)      (135,611)
  Net annuity
   transactions..........         9,456       --              9,739       --            --           --             --
                           ------------   -----------   -----------    ----------   -----------   ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    27,479,021       296,298     8,393,457     2,676,829    10,247,037    2,589,342      3,313,337
                           ------------   -----------   -----------    ----------   -----------   ----------    -----------
  Net increase (decrease)
   in net assets.........    18,856,469    (2,408,213)   10,324,919     2,903,742     4,829,358    2,337,921      3,644,443
NET ASSETS:
  Beginning of period....    21,967,557    22,794,415    19,163,931       961,120     3,093,291      566,061      1,542,541
                           ------------   -----------   -----------    ----------   -----------   ----------    -----------
  End of period..........  $ 40,824,026   $20,386,202   $29,488,850    $3,864,862   $ 7,922,649   $2,903,982    $ 5,186,984
                           ============   ===========   ===========    ==========   ===========   ==========    ===========


                            TECHNOLOGY
                            PORTFOLIO
                           SUB-ACCOUNT*
                           ------------
OPERATIONS:
  Net investment income
   (loss)................   $     (259)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........            0
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (24,959)
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (25,218)
                            ----------
UNIT TRANSACTIONS:
  Purchases..............      363,163
  Net transfers..........       91,475
  Surrenders for benefit
   payments and fees.....       (1,299)
  Net annuity
   transactions..........      --
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      453,339
                            ----------
  Net increase (decrease)
   in net assets.........      428,121
NET ASSETS:
  Beginning of period....      --
                            ----------
  End of period..........   $  428,121
                            ==========

  *  From inception, November 11, 2000, to December 31, 2000.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                            DEVELOPING    EMERGING    DIVERSIFIED      MID-CAP
                              GROWTH       MARKETS      INCOME         EQUITY
                            PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT****
                           ------------  -----------  -----------  ---------------
OPERATIONS:
  Net investment income
   (loss)................  $ (1,058,008) $  (165,835) $ 5,743,823   $   (254,818)
  Capital gains income...       --           --           --            --
  Net realized gain
   (loss) on security
   transactions..........     1,312,196     (203,975)     (39,961)       103,985
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    66,388,520    9,904,528   (8,188,376)    27,634,475
                           ------------  -----------  -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    66,642,708    9,534,718   (2,484,514)    27,483,642
                           ------------  -----------  -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............     5,143,087      798,422    4,716,433      5,404,680
  Net transfers..........     7,894,645     (219,128)   1,271,481     14,052,003
  Surrenders for benefit
   payments and fees.....    (7,509,093)  (1,275,935)  (6,571,543)    (1,960,056)
  Net annuity
   transactions..........       192,035       67,560        9,251       --
                           ------------  -----------  -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,720,674     (629,081)    (574,378)    17,496,627
                           ------------  -----------  -----------   ------------
  Net increase (decrease)
   in net assets.........    72,363,382    8,905,637   (3,058,892)    44,980,269
NET ASSETS:
  Beginning of period....    74,479,315   12,090,037   80,763,227     24,730,698
                           ------------  -----------  -----------   ------------
  End of period..........  $146,842,697  $20,995,674  $77,704,335   $ 69,710,967
                           ============  ===========  ===========   ============

 **  From inception, September 7, 1999, to December 31, 1999.
***  From inception, September 20, 1999, to December 31, 1999.
**** Formerly Mid-Cap Growth Sub-Account. Change effective September 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                                                                       EMERGING         ACTIVE
                                                                           MID-CAP       EMERGING       MARKETS     INTERNATIONAL
                           STRATEGIC STOCK   ENTERPRISE     HIGH YIELD      VALUE      MARKETS DEBT     EQUITY        ALLOCATION
                              PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                             SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT**  SUB-ACCOUNT***
                           ---------------  -------------  ------------  ------------  ------------  -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   (45,127)   $   (117,997)  $ 1,484,692   $  (134,962)   $  106,384    $    (5,722)    $       66
  Capital gains income...         19,014         576,428       --          2,170,992       --             --             --
  Net realized gain
   (loss) on security
   transactions..........         (1,919)          4,371         3,214        23,187           867          4,110            499
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (445,298)      2,973,314      (563,346)      629,983        46,701        750,282         43,907
                             -----------    ------------   -----------   -----------    ----------    -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (473,330)      3,436,116       924,560     2,689,200       153,952        748,670         44,472
                             -----------    ------------   -----------   -----------    ----------    -----------     ----------
UNIT TRANSACTIONS:
  Purchases..............      2,332,280       5,182,021     4,749,557     3,567,981       294,224        637,643        303,214
  Net transfers..........      4,383,997      10,043,099     8,661,074     5,842,947       284,171      1,712,968        221,037
  Surrenders for benefit
   payments and fees.....       (299,166)     (1,024,385)   (1,647,709)     (355,169)      (31,896)        (5,990)        (2,662)
  Net annuity
   transactions..........       --               --            --            --            --             --             --
                             -----------    ------------   -----------   -----------    ----------    -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      6,417,111      14,200,735    11,762,922     9,055,759       546,499      2,344,621        521,589
                             -----------    ------------   -----------   -----------    ----------    -----------     ----------
  Net increase (decrease)
   in net assets.........      5,943,781      17,636,851    12,687,482    11,744,959       700,451      3,093,291        566,061
NET ASSETS:
  Beginning of period....      5,541,780       4,330,706    10,106,933     7,418,972       260,669        --             --
                             -----------    ------------   -----------   -----------    ----------    -----------     ----------
  End of period..........    $11,485,561    $ 21,967,557   $22,794,415   $19,163,931    $  961,120    $ 3,093,291     $  566,061
                             ===========    ============   ===========   ===========    ==========    ===========     ==========


                           FIXED INCOME
                             PORTFOLIO
                           SUB-ACCOUNT**
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $    61,081
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         5,167
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (65,066)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         1,182
                            -----------
UNIT TRANSACTIONS:
  Purchases..............       271,824
  Net transfers..........     1,291,003
  Surrenders for benefit
   payments and fees.....       (21,468)
  Net annuity
   transactions..........       --
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,541,359
                            -----------
  Net increase (decrease)
   in net assets.........     1,542,541
NET ASSETS:
  Beginning of period....       --
                            -----------
  End of period..........   $ 1,542,541
                            ===========

 **  From inception, September 7, 1999, to December 31, 1999.
***  From inception, September 20, 1999, to December 31, 1999.
**** Formerly Mid-Cap Growth Sub-Account. Change effective September 8, 1999.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           AMERICAN FUNDS    AMERICAN FUNDS
                           GLOBAL GROWTH      GLOBAL SMALL
                                FUND       CAPITALIZATION FUND
                            SUB-ACCOUNT        SUB-ACCOUNT
                           --------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................   $   (34,431)       $   (8,447)
  Capital gains income...       461,177            99,676
  Net realized gain
   (loss) on security
   transactions..........       (14,649)           (1,569)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,090,535)         (200,565)
                            -----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (678,438)         (110,905)
                            -----------        ----------
UNIT TRANSACTIONS:
  Purchases..............     3,942,092           801,991
  Net transfers..........     4,252,085         1,103,187
  Surrenders for benefit
   payments and fees.....      (222,446)          (52,319)
  Net annuity
   transactions..........       --               --
                            -----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     7,971,731         1,852,859
                            -----------        ----------
  Net increase (decrease)
   in net assets.........     7,293,293         1,741,954
NET ASSETS:
  Beginning of period....     1,627,990           796,176
                            -----------        ----------
  End of period..........   $ 8,921,283        $2,538,130
                            ===========        ==========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                           AMERICAN FUNDS    AMERICAN FUNDS
                           GLOBAL GROWTH      GLOBAL SMALL
                                FUND       CAPITALIZATION FUND
                           SUB-ACCOUNT**      SUB-ACCOUNT**
                           --------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................    $   (4,282)        $ (2,080)
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........           (38)             284
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (165,793)         (75,740)
                             ----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (170,113)         (77,536)
                             ----------         --------
UNIT TRANSACTIONS:
  Purchases..............     1,318,072          738,263
  Net transfers..........       482,883          136,158
  Surrenders for benefit
   payments and fees.....       --              --
  Net annuity
   transactions..........        (2,852)            (709)
                             ----------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,798,103          873,712
                             ----------         --------
  Net increase (decrease)
   in net assets.........     1,627,990          796,176
NET ASSETS:
  Beginning of period....       --              --
                             ----------         --------
  End of period..........    $1,627,990         $796,176
                             ==========         ========

 **  From inception, July 24, 2000, to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                           AMERICAN FUNDS                       MFS CAPITAL         MFS
                           AMERICAN FUNDS  GROWTH-INCOME     AMERICAN FUNDS    OPPORTUNITIES  EMERGING GROWTH
                            GROWTH FUND         FUND       INTERNATIONAL FUND     SERIES          SERIES
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  ------------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $  (239,534)    $    40,085       $   (32,519)      $   (66,726)    $   (63,635)
  Capital gains income...     6,014,165       2,148,514         1,579,034           267,947         227,098
  Net realized gain
   (loss) on security
   transactions..........       (30,979)        (13,885)           (2,277)          (59,272)         (7,236)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (8,984,087)     (1,639,568)       (2,796,502)       (1,321,057)     (1,612,093)
                            -----------     -----------       -----------       -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (3,240,435)        535,146        (1,252,264)       (1,179,108)     (1,455,866)
                            -----------     -----------       -----------       -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............    21,743,317      23,006,080         4,547,080         3,155,371       2,457,383
  Net transfers..........    25,338,327      30,157,262         4,359,420         4,004,355       2,895,172
  Surrenders for benefit
   payments and fees.....      (927,765)       (712,284)         (196,275)         (367,436)       (106,830)
  Net annuity
   transactions..........       --              --               --                 --             --
                            -----------     -----------       -----------       -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    46,153,879      52,451,058         8,710,225         6,792,290       5,245,725
                            -----------     -----------       -----------       -----------     -----------
  Net increase (decrease)
   in net assets.........    42,913,444      52,986,204         7,457,961         5,613,182       3,789,859
NET ASSETS:
  Beginning of period....     7,694,213       4,689,164         2,123,798         1,833,183       3,036,492
                            -----------     -----------       -----------       -----------     -----------
  End of period..........   $50,607,657     $57,675,368       $ 9,581,759       $ 7,446,365     $ 6,826,351
                            ===========     ===========       ===========       ===========     ===========

                                           AMERICAN FUNDS                       MFS CAPITAL         MFS
                           AMERICAN FUNDS  GROWTH-INCOME     AMERICAN FUNDS    OPPORTUNITIES  EMERGING GROWTH
                            GROWTH FUND         FUND       INTERNATIONAL FUND     SERIES          SERIES
                           SUB-ACCOUNT**   SUB-ACCOUNT**     SUB-ACCOUNT**     SUB-ACCOUNT**   SUB-ACCOUNT**
                           --------------  --------------  ------------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  (20,409)     $  (12,307)       $   (5,958)      $   (4,577)     $   (8,282)
  Capital gains income...       --              --               --                --              --
  Net realized gain
   (loss) on security
   transactions..........           217               5               314               18            (131)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (505,508)        154,986          (252,556)        (126,884)       (359,014)
                             ----------      ----------        ----------       ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (525,700)        142,684          (258,200)        (131,443)       (367,427)
                             ----------      ----------        ----------       ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............     6,962,472       3,425,872         1,868,332        1,582,816       2,972,705
  Net transfers..........     1,279,672       1,126,806           518,879          386,091         435,469
  Surrenders for benefit
   payments and fees.....       (22,231)         (6,198)           (5,213)          (4,281)         (4,255)
  Net annuity
   transactions..........       --              --               --                --              --
                             ----------      ----------        ----------       ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     8,219,913       4,546,480         2,381,998        1,964,626       3,403,919
                             ----------      ----------        ----------       ----------      ----------
  Net increase (decrease)
   in net assets.........     7,694,213       4,689,164         2,123,798        1,833,183       3,036,492
NET ASSETS:
  Beginning of period....       --              --               --                --              --
                             ----------      ----------        ----------       ----------      ----------
  End of period..........    $7,694,213      $4,689,164        $2,123,798       $1,833,183      $3,036,492
                             ==========      ==========        ==========       ==========      ==========

 **  From inception, July 24, 2000, to December 31, 2000.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                               MFS             MFS
                           GROWTH STOCK  INVESTORS TRUST
                              SERIES         SERIES
                           SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $  (33,262)    $  (38,998)
  Capital gains income...       14,892         69,871
  Net realized gain
   (loss) on security
   transactions..........      (60,985)       (17,633)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (510,563)      (566,704)
                            ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (589,918)      (553,464)
                            ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............    1,663,618      1,926,701
  Net transfers..........    1,884,577      3,232,268
  Surrenders for benefit
   payments and fees.....      (69,476)      (149,216)
  Net annuity
   transactions..........      --             --
                            ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    3,478,719      5,009,753
                            ----------     ----------
  Net increase (decrease)
   in net assets.........    2,888,801      4,456,289
NET ASSETS:
  Beginning of period....    1,117,504      1,233,387
                            ----------     ----------
  End of period..........   $4,006,305     $5,689,676
                            ==========     ==========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                                MFS             MFS
                           GROWTH STOCK   INVESTORS TRUST
                              SERIES          SERIES
                           SUB-ACCOUNT**   SUB-ACCOUNT**
                           -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $   (3,276)     $   (2,720)
  Capital gains income...      --              --
  Net realized gain
   (loss) on security
   transactions..........           39             (27)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (93,813)         (6,694)
                            ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (97,050)         (9,441)
                            ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............      924,868         970,157
  Net transfers..........      292,427         277,543
  Surrenders for benefit
   payments and fees.....       (2,741)         (4,872)
  Net annuity
   transactions..........      --              --
                            ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,214,554       1,242,828
                            ----------      ----------
  Net increase (decrease)
   in net assets.........    1,117,504       1,233,387
NET ASSETS:
  Beginning of period....      --              --
                            ----------      ----------
  End of period..........   $1,117,504      $1,233,387
                            ==========      ==========

 **  From inception, July 24, 2000, to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                                          FRANKLIN
                               MFS        FRANKLIN        STRATEGIC       FRANKLIN MUTUAL   TEMPLETON DEVELOPING  TEMPLETON GROWTH
                           TOTAL RETURN   SMALL CAP   INCOME SECURITIES  SHARES SECURITIES   MARKETS SECURITIES      SECURITIES
                              SERIES        FUND            FUND               FUND                 FUND                FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                           ------------  -----------  -----------------  -----------------  --------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $   (65,882)  $   (53,157)    $  249,928         $   (18,751)          $   (378)          $    7,856
  Capital gains income...      132,158       --            --                   207,129           --                    301,544
  Net realized gain
   (loss) on security
   transactions..........       (5,749)       (6,547)           280              (6,154)           (15,068)              (7,937)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      125,124      (142,794)      (173,422)            (63,529)           (27,147)            (313,388)
                           -----------   -----------     ----------         -----------           --------           ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      185,651      (202,498)        76,786             118,695            (42,593)             (11,925)
                           -----------   -----------     ----------         -----------           --------           ----------
UNIT TRANSACTIONS:
  Purchases..............   11,147,220     2,739,049      2,480,605           6,587,907            236,721            1,085,212
  Net transfers..........   15,489,697     6,323,613      3,775,420           9,051,492            210,620            2,237,831
  Surrenders for benefit
   payments and fees.....     (329,603)     (193,115)      (110,176)           (218,883)           (29,953)             (27,090)
  Net annuity
   transactions..........      --            --            --                  --                 --                   --
                           -----------   -----------     ----------         -----------           --------           ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   26,307,314     8,869,547      6,145,849          15,420,516            417,388            3,295,953
                           -----------   -----------     ----------         -----------           --------           ----------
  Net increase (decrease)
   in net assets.........   26,492,965     8,667,049      6,222,635          15,539,211            374,795            3,284,028
NET ASSETS:
  Beginning of period....    1,038,574     1,525,847        522,591             524,739            115,581              616,992
                           -----------   -----------     ----------         -----------           --------           ----------
  End of period..........  $27,531,539   $10,192,896     $6,745,226         $16,063,950           $490,376           $3,901,020
                           ===========   ===========     ==========         ===========           ========           ==========

                                                             FRANKLIN
                                MFS         FRANKLIN         STRATEGIC       FRANKLIN MUTUAL   TEMPLETON DEVELOPING
                           TOTAL RETURN     SMALL CAP    INCOME SECURITIES  SHARES SECURITIES   MARKETS SECURITIES
                              SERIES          FUND             FUND               FUND                 FUND
                           SUB-ACCOUNT**  SUB-ACCOUNT**    SUB-ACCOUNT**      SUB-ACCOUNT**       SUB-ACCOUNT**
                           -------------  -------------  -----------------  -----------------  --------------------
OPERATIONS:
  Net investment income
   (loss)................   $   (1,994)    $   (4,265)       $ 25,925           $ (1,384)            $   (346)
  Capital gains income...      --             --              --                 --                  --
  Net realized gain
   (loss) on security
   transactions..........            4             (3)             (2)                 9                    1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       39,419       (195,022)        (15,994)            24,922               (5,714)
                            ----------     ----------        --------           --------             --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       37,429       (199,290)          9,929             23,547               (6,059)
                            ----------     ----------        --------           --------             --------
UNIT TRANSACTIONS:
  Purchases..............      670,889      1,364,098         348,954            264,695               82,391
  Net transfers..........      330,959        363,235         167,918            239,048               39,288
  Surrenders for benefit
   payments and fees.....         (703)        (2,196)         (4,210)            (2,551)                 (39)
  Net annuity
   transactions..........      --             --              --                 --                  --
                            ----------     ----------        --------           --------             --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,001,145      1,725,137         512,662            501,192              121,640
                            ----------     ----------        --------           --------             --------
  Net increase (decrease)
   in net assets.........    1,038,574      1,525,847         522,591            524,739              115,581
NET ASSETS:
  Beginning of period....      --             --              --                 --                  --
                            ----------     ----------        --------           --------             --------
  End of period..........   $1,038,574     $1,525,847        $522,591           $524,739             $115,581
                            ==========     ==========        ========           ========             ========


                           TEMPLETON GROWTH
                              SECURITIES
                                 FUND
                            SUB-ACCOUNT**
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................      $ (1,324)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........            11
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        24,397
                               --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        23,084
                               --------
UNIT TRANSACTIONS:
  Purchases..............       436,100
  Net transfers..........       158,097
  Surrenders for benefit
   payments and fees.....          (289)
  Net annuity
   transactions..........       --
                               --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       593,908
                               --------
  Net increase (decrease)
   in net assets.........       616,992
NET ASSETS:
  Beginning of period....       --
                               --------
  End of period..........      $616,992
                               ========

 **  From inception, July 24, 2000, to December 31, 2000.

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

 1.  ORGANIZATION:

    Separate Account Three (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in various mutual funds (the Funds) as directed by the contractowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2001.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.35% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-36 ____________________________________

 4.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued or outstanding during the reporting period.

                                                                              INVESTMENT
                                            UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ------------  ----------  --------------  -------  ----------  ---------
HLA Separate Account
 Three
 Investments in Dean
  Witter Select
  Dimensions Funds:
  Money Market Portfolio
    2001 Lowest contract
     charges.............    10,194,730  12.972049     132,246,539     1.38      3.60%        2.40
        Highest contract
         charges.........       481,582  10.361149       4,989,745     1.65      2.22%        1.38
        Remaining
         contract
         charges.........     3,407,726     --          37,838,961     --       --           --
  North American
   Government Securities
   Portfolio
    2001 Lowest contract
     charges.............       396,252  12.915729       5,117,878     1.38      4.73%        3.45
        Highest contract
         charges.........         2,515  11.090786          27,890     1.66      4.53%        3.19
        Remaining
         contract
         charges.........         4,120     --              53,010     --       --           --
  Balanced Growth
   Portfolio
    2001 Lowest contract
     charges.............     4,904,120   19.08294      93,585,020     1.38      2.90%       (0.20)
        Highest contract
         charges.........        97,513  10.868951       1,059,860     1.65      3.21%       (2.22)
        Remaining
         contract
         charges.........       985,669     --          12,844,042     --       --           --
  Utilities Portfolio
    2001 Lowest contract
     charges.............     4,829,359  20.532656      99,159,572     1.39      2.13%      (26.55)
        Highest contract
         charges.........           191  11.236206           2,148     1.69      2.47%      (27.37)
        Remaining
         contract
         charges.........     2,202,944     --          19,887,685     --       --           --
  Dividend Growth
   Portfolio
    2001 Lowest contract
     charges.............    18,308,841  23.859677     436,843,022     1.38      1.76%       (6.76)
        Highest contract
         charges.........           435   10.34338           4,501     1.68      2.08%       (6.39)
        Remaining
         contract
         charges.........     3,523,211     --          45,895,115     --       --           --
  Value-Added Market
   Portfolio
    2001 Lowest contract
     charges.............     5,948,455  23.458092     139,539,403     1.38      0.91%       (3.20)
        Highest contract
         charges.........           247  12.603338           3,118     1.67      1.09%       (4.41)
        Remaining
         contract
         charges.........     1,241,455     --          16,700,853     --       --           --
  Growth Portfolio
    2001 Lowest contract
     charges.............     3,457,875  18.502265      63,978,517     1.39     --          (16.41)
        Highest contract
         charges.........        23,945  10.698636         256,179     1.78     --          (16.74)
        Remaining
         contract
         charges.........       907,359     --           9,490,206     --       --           --
  American Opportunities
   Portfolio
    2001 Lowest contract
     charges.............    14,848,360  25.913246     384,769,205     1.39      0.25%      (30.45)
        Highest contract
         charges.........           411  11.134864           4,576     1.68      0.35%      (26.28)
        Remaining
         contract
         charges.........     1,835,665     --          32,158,134     --       --           --
  Global Equity Portfolio
    2001 Lowest contract
     charges.............     6,482,442  14.941594      96,858,011     1.39      0.70%      (18.37)
        Highest contract
         charges.........        38,569  10.377483         400,249     1.78      0.72%      (18.70)
        Remaining
         contract
         charges.........     1,031,512     --          10,525,840     --       --           --
  Developing Growth
   Portfolio
    2001 Lowest contract
     charges.............     3,280,587   21.90644      71,865,972     1.39      1.08%      (26.53)
        Highest contract
         charges.........        53,853   6.298723         339,207     1.63      1.09%      (27.57)
        Remaining
         contract
         charges.........       636,383     --           7,252,513     --       --           --
  Emerging Markets
   Portfolio
    2001 Lowest contract
     charges.............       964,164    9.69255       9,345,209     1.38     --           (4.73)
        Highest contract
         charges.........         6,648   11.06911          73,584     1.63     --           (4.97)
        Remaining
         contract
         charges.........        13,873     --             133,934     --       --           --
  Diversified Income
   Portfolio
    2001 Lowest contract
     charges.............     4,391,315  10.819035      47,509,795     1.38      6.83%       (5.40)
        Highest contract
         charges.........        53,380    8.88165         474,102     1.65      7.33%       (7.68)
        Remaining
         contract
         charges.........       760,047     --           6,884,794     --       --           --
  Mid-Cap Equity
   Portfolio
    2001 Lowest contract
     charges.............     4,083,146  10.110585      41,282,996     1.39     --          (37.28)
        Highest contract
         charges.........       310,119   3.905754       1,211,247     1.64     --          (43.25)
        Remaining
         contract
         charges.........     2,684,216     --          13,777,904     --       --           --

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                              INVESTMENT
                                            UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ------------  ----------  --------------  -------  ----------  ---------
 Investments in Van
  Kampen Life Investment
  Trust:
  Strategic Stock
   Portfolio
    2001 Lowest contract
     charges.............     1,184,624  10.734306      12,716,117     1.38      1.92%       (0.33)
        Highest contract
         charges.........        70,595  11.436333         807,344     1.63      0.33%       (0.46)
        Remaining
         contract
         charges.........       377,602     --           4,200,712     --       --           --
  Enterprise Portfolio
    2001 Lowest contract
     charges.............     2,232,828     8.7319      19,496,829     1.39      0.21%      (21.53)
        Highest contract
         charges.........           354   9.065067           3,211     1.68      0.25%      (22.46)
        Remaining
         contract
         charges.........     1,199,285     --           8,724,623     --       --           --
 Investments in the
  Universal Institutional
  Funds, Inc.:
  High Yield Portfolio
    2001 Lowest contract
     charges.............     1,528,797   8.765503      13,400,679     1.38      9.17%       (5.80)
        Highest contract
         charges.........        57,597   8.687139         500,353     1.66     18.54%      (12.67)
        Remaining
         contract
         charges.........       663,801     --           5,702,483     --       --           --
  Mid-Cap Value Portfolio
    2001 Lowest contract
     charges.............     2,193,446  12.492717      27,402,098     1.38      0.12%       (4.50)
        Highest contract
         charges.........       186,082  13.710758       2,551,329     1.64      0.09%       (5.85)
        Remaining
         contract
         charges.........     1,096,191     --          12,592,482     --       --           --
  Emerging Markets Debt
   Portfolio
    2001 Lowest contract
     charges.............       231,531  10.273568       2,378,649     1.38      8.88%        8.57
        Highest contract
         charges.........         5,129  12.648127          64,877     1.62     28.52%        5.34
        Remaining
         contract
         charges.........       113,197     --           1,270,363     --       --           --
  Emerging Markets Equity
   Portfolio
    2001 Lowest contract
     charges.............       534,972   7.973825       4,265,770     1.39     --           (7.79)
        Highest contract
         charges.........        35,583   7.913133         281,573     1.65     --          (18.02)
        Remaining
         contract
         charges.........       236,888     --           1,807,426     --       --           --
  Active International
   Allocation Portfolio
    2001 Lowest contract
     charges.............       177,932   7.866014       1,399,615     1.38      1.36%      (21.01)
        Highest contract
         charges.........        24,624   7.806911         192,234     1.66      2.30%      (20.01)
        Remaining
         contract
         charges.........       279,397     --           2,132,735     --       --           --
  Fixed Income Portfolio
    2001 Lowest contract
     charges.............     1,859,998  11.885531      22,107,065     1.37      6.77%        7.80
        Highest contract
         charges.........       256,447  11.795226       3,024,850     1.64     10.10%        5.86
        Remaining
         contract
         charges.........     1,576,501     --          18,313,457     --       --           --
  Technology Portfolio
    2001 Lowest contract
     charges.............        86,657   3.426897         296,964     0.88     --          (26.91)
        Highest contract
         charges.........       246,581   3.412337         841,419     1.64     --          (53.63)
        Remaining
         contract
         charges.........       897,586     --           3,072,078     --       --           --
 Investments in American
  Funds Insurance Series:
  Global Growth Fund
    2001 Lowest contract
     charges.............       109,993   9.460575       1,040,593     0.91      0.66%      (12.58)
        Highest contract
         charges.........       197,466   6.685952       1,320,245     1.64      0.53%      (20.30)
        Remaining
         contract
         charges.........       973,608     --           6,560,445     --       --           --
  Global Small
   Capitalization Fund
    2001 Lowest contract
     charges.............        23,884   9.750312         232,872     0.89      0.64%       (8.93)
        Highest contract
         charges.........        55,629   7.053114         392,358     1.62      0.32%      (18.01)
        Remaining
         contract
         charges.........       269,874     --           1,912,900     --       --           --
  Growth Fund
    2001 Lowest contract
     charges.............       676,086  10.407808       7,036,569     0.91      0.29%      (14.92)
        Highest contract
         charges.........       995,095   7.210458       7,175,089     1.65      0.29%      (24.27)
        Remaining
         contract
         charges.........     5,012,451     --          36,395,999     --       --           --
  Growth-Income Fund
    2001 Lowest contract
     charges.............       926,926  10.325741       9,571,196     0.90      0.90%       (3.43)
        Highest contract
         charges.........       773,686  10.508474       8,130,264     1.64      1.10%       (3.20)
        Remaining
         contract
         charges.........     3,793,306     --          39,973,908     --       --           --
  International Fund
    2001 Lowest contract
     charges.............        80,272   8.902426         714,615     0.90      0.32%      (16.49)
        Highest contract
         charges.........       247,356   6.157966       1,523,207     1.66      0.74%      (24.02)
        Remaining
         contract
         charges.........     1,185,261     --           7,343,937     --       --           --

_____________________________________ SA-38 ____________________________________

                                                                              INVESTMENT
                                            UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ------------  ----------  --------------  -------  ----------  ---------
 Investments in MFS
  Variable Insurance
  Trust:
  Capital Opportunities
   Series
    2001 Lowest contract
     charges.............       123,094   8.758679       1,078,138     0.92     --          (19.51)
        Highest contract
         charges.........       263,714   6.538357       1,724,255     1.65     --          (30.71)
        Remaining
         contract
         charges.........       705,882     --           4,643,972     --       --           --
  Emerging Growth Series
    2001 Lowest contract
     charges.............        52,345   8.018392         419,723     0.91     --          (18.33)
        Highest contract
         charges.........       297,534    5.33751       1,588,092     1.64     --          (31.18)
        Remaining
         contract
         charges.........       898,922     --           4,818,536     --       --           --
  Growth Stock Series
    2001 Lowest contract
     charges.............        68,237   8.316955         567,527     0.91     --          (14.27)
        Highest contract
         charges.........        76,239   6.647555         506,803     1.67      0.06%      (26.78)
        Remaining
         contract
         charges.........       439,148     --           2,931,975     --       --           --
  Investors Trust Series
    2001 Lowest contract
     charges.............        59,473   8.130073         483,519     0.91     --          (11.48)
        Highest contract
         charges.........        80,011   8.134396         650,842     1.66      0.27%      (16.66)
        Remaining
         contract
         charges.........       558,379     --           4,555,315     --       --           --
  Total Return Series
    2001 Lowest contract
     charges.............       458,834  10.970528       5,033,647     0.90     --           (2.04)
        Highest contract
         charges.........       471,737  10.964006       5,172,132     1.64      0.66%       (1.04)
        Remaining
         contract
         charges.........     1,575,675     --          17,325,760     --       --           --
 Investments in Franklin
  Templeton Variable
  Insurance Products
  Trust:
  Small Cap Fund
    2001 Lowest contract
     charges.............       164,036  11.700482       1,919,301     0.89      0.07%       (7.17)
        Highest contract
         charges.........       189,123   6.691001       1,265,419     1.63      0.26%      (21.16)
        Remaining
         contract
         charges.........     1,027,813     --           7,008,176     --       --           --
  Strategic Income
   Securities Fund
    2001 Lowest contract
     charges.............        46,406  10.866369         504,265     0.91      7.96%        1.08
        Highest contract
         charges.........        83,375  10.405101         867,521     1.63     13.29%       (0.96)
        Remaining
         contract
         charges.........       514,642     --           5,373,440     --       --           --
  Mutual Shares
   Securities Fund
    2001 Lowest contract
     charges.............       315,610  11.547491       3,644,503     0.90      0.99%       (1.70)
        Highest contract
         charges.........       246,713   11.40465       2,813,678     1.64      1.00%        0.10
        Remaining
         contract
         charges.........       839,615     --           9,605,769     --       --           --
  Developing Markets
   Securities Fund
    2001 Lowest contract
     charges.............         9,029   7.008039          63,275     0.91     --           (5.70)
        Highest contract
         charges.........        14,256   7.407614         105,606     1.67      1.90%      (16.77)
        Remaining
         contract
         charges.........        43,400     --             321,495     --       --           --
  Growth Securities Fund
    2001 Lowest contract
     charges.............        74,680  10.340363         772,223     0.90      1.55%       (2.87)
        Highest contract
         charges.........        66,029   9.886814         652,816     1.63      1.42%       (3.68)
        Remaining
         contract
         charges.........       249,126     --           2,475,981     --       --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

_____________________________________ SA-39 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2001          2000
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 2,639,950   $ 1,181,509
   Common Stocks                                           16,753        38,064
   Mortgage Loans                                         180,043        34,639
   Real Estate                                             24,614            --
   Policy Loans                                           250,220        80,795
   Cash and Short-Term Investments                        421,764        65,526
   Other Invested Assets                                   39,622         1,150
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     3,572,966     1,401,683
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       48,172        21,605
   Federal Income Taxes Recoverable                       157,532        54,908
   Deferred Tax Asset                                      54,720            --
   Other Assets                                            98,497        71,125
   Separate Account Assets                             41,945,545    45,343,327
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $45,877,432   $46,892,648
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 4,346,336   $ 2,188,746
   Liability for Deposit Type Contracts                    42,394        21,063
   Policy and Contract Claim Liabilities                   30,507        10,733
   Asset Valuation Reserve                                     --         2,743
   Payable to Affiliates                                   32,072        20,917
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,485,727)   (1,461,556)
   Remittances and Items Not Allocated                    139,993       120,810
   Other Liabilities                                      155,097       106,602
   Separate Account Liabilities                        41,945,545    45,343,327
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    45,206,217    46,353,385
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                  986,883       226,043
   Unassigned Funds                                      (318,168)      310,720
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       671,215       539,263
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $45,877,432   $46,892,648
 ------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 ------------------------------------------------------------------------------------------
                                                         2001          2000         1999
 ------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $12,741,782   $  772,847   $  621,789
   Considerations for Supplementary Contracts with
    Life Contingencies                                     33,695           31           --
   Annuity and Other Fund Deposits                             --    4,201,953    2,991,363
   Net Investment Income                                  188,799      107,937      122,322
   Commissions and Expense Allowances on
    Reinsurance Ceded                                      78,607      121,671      379,905
   Reserve Adjustment on Reinsurance Ceded                600,569    1,287,942    1,411,342
   Fee Income                                             817,436      827,674      647,565
   Other Revenues                                           6,435        2,751          842
 ------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    14,467,323    7,322,806    6,175,128
 ------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             174,288       57,001       47,372
   Disability and Other Benefits                           11,296        5,827        6,270
   Surrenders and Other Fund Withdrawals                4,142,327    3,567,723    1,250,813
   Commissions                                          1,222,698      490,630      467,338
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                        2,147,722       57,316       12,481
   Decrease in Liability for Premium and Other
    Deposit Funds                                              --     (403,594)     (47,852)
   General Insurance Expenses                             330,636      253,565      192,196
   Net Transfers to Separate Accounts                   2,613,765    3,218,126    4,160,501
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                             4,591,861           --           --
   Other Expenses                                          78,503       26,782       35,385
 ------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    15,313,096    7,273,376    6,124,504
 ------------------------------------------------------------------------------------------
   Net (Loss) Gain from Operations Before Federal
    Income Tax (Benefit) Expense                         (845,773)      49,430       50,624
   Federal Income Tax (Benefit) Expense                  (196,458)      24,549      (10,231)
 ------------------------------------------------------------------------------------------
                    NET (LOSS) GAIN FROM OPERATIONS      (649,315)      24,881       60,855
 ------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                 (10,238)      (2,922)     (36,428)
 ------------------------------------------------------------------------------------------
                                  NET (LOSS) INCOME   $  (659,553)  $   21,959   $   24,427
 ------------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                       FOR THE YEARS ENDED DECEMBER 31,
 ---------------------------------------------------------------------------------------
                                                         2001        2000        1999
 ---------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 ---------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $   2,500    $  2,500    $  2,500
 ---------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 ---------------------------------------------------------------------------------------
   Beginning of Year                                    226,043     226,043     226,043
   Capital Contribution                                 760,840          --          --
 ---------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     986,883     226,043     226,043
 ---------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           310,720     294,333     247,969

   Net Income                                          (659,553)     21,959      24,427
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets          (22,085)     (4,653)      2,258
   Change in Net Deferred Income Tax                    209,019          --          --
   Change in Reserve Valuation Basis                    (11,721)      5,711          --
   Change in Asset Valuation Reserve                      2,743       2,192      16,847
   Change in Non-Admitted Assets                       (154,455)     (3,646)      6,557
   Change in Liability for Reinsurance in
    Unauthorized Companies                                   (2)         --          --
   Cummulative Effect of Changes in Accounting
    Principles                                            7,166          --          --
   Credit on Reinsurance Ceded                               --      (5,176)     (3,725)
 ---------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    (318,168)    310,720     294,333
 ---------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 ---------------------------------------------------------------------------------------
   End of Year                                        $ 671,215    $539,263    $522,876
 ---------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                           FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------
                                             2001         2000        1999
-----------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $12,732,469  $4,969,266  $3,613,217
  Net Investment Income                       166,707     106,844     122,998
  Fee Income                                  817,436     827,674     647,565
  Commissions and Expense Allowances on
   Reinsurance Ceded                          679,177   1,403,553   1,787,523
  Other Income                                 36,949         179      11,800
                                          -----------  ----------  ----------
    Total Income                           14,432,738   7,307,516   6,183,103
                                          -----------  ----------  ----------
  Benefits Paid                             4,289,455   3,628,860   1,303,801
  Federal Income Tax (Recoveries)
   Payments                                   (58,363)     74,791      (8,815)
  Net Transfers to Separate Accounts        2,640,961   3,289,217   4,364,914
  MODCO Adjustment on Reinsurance
   Assumed                                  4,591,861          --          --
  Other Expenses                            1,637,963     789,601     669,525
                                          -----------  ----------  ----------
    Total Benefits and Expenses            13,101,877   7,782,469   6,329,425
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    OPERATING ACTIVITIES    1,330,861    (474,953)   (146,322)
-----------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                     1,286,296     731,046     753,358
  Common Stocks                                14,354         979         939
  Mortgage Loans                               57,353      33,304      53,704
  Other                                        12,690       1,718       1,490
                                          -----------  ----------  ----------
    Total Investment Proceeds               1,370,693     767,047     809,491
                                          -----------  ----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     2,753,242     454,987     804,947
  Common Stocks                                14,246         484         464
  Mortgage Loans                              203,177       3,881      57,665
  Real Estate                                  25,000          --          --
  Other                                        40,467          --       1,994
                                          -----------  ----------  ----------
    Total Investments Acquired              3,036,132     459,352     865,070
                                          -----------  ----------  ----------
  Net Increase in Policy Loans                169,425      21,366      12,217
-----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES  $(1,834,864) $  286,329  $  (67,796)
-----------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        760,840          --          --
  Net other cash provided (used)               99,401     (13,429)     11,742
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                               FINANCING
            AND MISCELLANEOUS ACTIVITIES      860,241     (13,429)     11,742
-----------------------------------------------------------------------------
  Net increase (decrease) in cash and
   short-term investments                     356,238    (202,053)   (202,376)
  Cash and Short-Term Investments,
   Beginning of Year                           65,526     267,579     469,955
-----------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   421,764  $   65,526  $  267,579
-----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 2001
(AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford"). Pursuant to an initial public offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI. On June 27, 2000, The Hartford acquired all of the outstanding common shares of HLI not already owned by The Hartford ("The Hartford Acquisition"). As a result of The Hartford Acquisition, HLI became a direct subsidiary of Hartford Fire Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

Current prescribed statutory accounting practices include the adoption of the NAIC's codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective
January 1, 2001, as well as current state laws and regulations. Permitted statutory accounting practices encompass accounting practices approved by the state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

As the result of changes in accounting principles effective January 1, 2001, some of the information presented for 2000 and 1999 is not comparable to the information presented for 2001. The notable items are deposits recorded as revenue in 2000 and 1999, most of which were recorded as premiums and considerations in 2001. At the direction of the Connecticut Insurance Department, a few of the items in the 2000 balance sheet were reclassified for comparability with 2001 without any change in total assets, liabilities or capital and surplus funds.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles ("STAT") and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value; and

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2001              2000              1999
                                                                -----------------------------------------------
GAAP Net Income                                                 $   214,610       $   140,954       $    75,654
Deferral and amortization of policy acquisition costs,
 net                                                               (308,546)         (218,151)         (272,171)
Change in unearned revenue reserve                                   59,132            54,255           (64,915)
Deferred taxes                                                      180,625            27,039            57,833
Separate account expense allowance                                 (110,911)           71,092           214,388
Asset impairments and write-downs                                        --                --           (17,250)
Benefit reserve adjustment                                          (13,199)          (70,248)           11,491
Prepaid reinsurance premium                                          (6,944)           (3,007)           (3,524)
Ceding commission on reinsurance assumed                           (670,507)               --                --
Statutory voluntary reserve                                              --                --            (6,286)
Other, net                                                           (3,813)           20,025            29,207
                                                                -----------------------------------------------
                            STATUTORY NET (LOSS) INCOME         $  (659,553)      $    21,959       $    24,427
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 1,794,936       $   826,049       $   676,428
Deferred policy acquisition costs                                (3,033,841)       (2,105,975)       (1,887,824)
Unearned revenue reserve                                            229,194           150,220            95,965
Deferred taxes                                                      366,265           181,027           122,105
Separate account expense allowance                                1,521,026         1,469,122         1,398,030
Unrealized (gains) losses on investments                            (31,612)          (13,933)           26,292
Benefit reserve adjustment                                           24,334            16,574            81,111
Asset valuation reserve                                                  --            (2,743)           (4,935)
Interest maintenance reserve                                        (25,448)               --                --
Prepaid reinsurance premium                                         (17,679)          (10,735)           (7,728)
Goodwill                                                           (173,704)               --                --
Statutory voluntary reserve                                              --            (6,286)           (6,286)
Other, net                                                           17,744            35,943            29,718
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $   671,215       $   539,263       $   522,876
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2001 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,965         0.0%
At book value, less current surrender charge of 5% or more             1,369,405         3.3%
At market value                                                       38,967,202        93.3%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          40,339,572        96.6%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          1,187,215         2.8%
Not subject to discretionary withdrawal:                                 251,419         0.6%
                                                                     -----------------------
                                                TOTAL, GROSS          41,778,206       100.0%
Reinsurance ceded                                                             --         0.0%
                                                                     -----------
                                                  TOTAL, NET         $41,778,206       100.0%
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost and are amortized using the interest method, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 26 -- BONDS, EXCLUDING LOANED-BACKED AND STRUCTURED SECURITIES. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Preferred stocks are carried at amortized cost in accordance with NAIC designations. Common stocks are carried at fair value with the current year change in the difference from their cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Policy loans are carried at their outstanding balance, which approximates fair value. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $0 and $2,743 as of December 31, 2001 and 2000, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2001 and 2000 were $25,448 and $(3,582), respectively. The 2000 asset balance was reflected as a component of non-admitted assets in Unassigned Funds, in accordance with statutory accounting principles. The net capital gains (losses) captured in the IMR in 2001, 2000 and 1999 were $1,965, $(3,096) and $(1,255), respectively. The amount of expense amortized from the IMR in 2001, 2000, 1999 included in the Company's Statements of Operations, was $3,472, $(495) and $178, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Connecticut Department of Insurance. Effective January 1, 2001, the State of Connecticut required that insurance companies domiciled in the State of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the State of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2001           2000           1999
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $148,038       $ 95,980       $113,646
Interest income from policy loans                                    14,160          4,923          3,494
Interest and dividends from other investments                        28,751          8,568          6,371
                                                                   --------------------------------------
Gross investment income                                             190,949        109,471        123,511
Less: investment expenses                                             2,150          1,534          1,189
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $188,799       $107,937       $122,322
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2001           2000           1999
                                                                   --------------------------------------
Gross unrealized capital gains                                     $ 17,132       $  2,401       $    561
Gross unrealized capital losses                                     (17,210)        (3,319)        (6,441)
                                                                   --------------------------------------
Net unrealized capital losses                                           (78)          (918)        (5,880)
Balance, beginning of year                                             (918)        (5,880)        10,072
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $    840       $  4,962       $(15,952)
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                     2001           2000           1999
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    120       $    509       $  2,508
Gross unrealized capital losses                                     (22,913)        (2,113)           (24)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (22,793)        (1,604)         2,484
Balance, beginning of year                                           (1,604)         2,484            333
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $(21,189)      $ (4,088)      $  2,151
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                     2001           2000           1999
                                                                   --------------------------------------
Bonds and short-term investments                                   $ (7,491)      $ (8,128)      $(37,959)
Common stocks                                                           (13)           217            104
Other invested assets                                                    33             10            172
                                                                   --------------------------------------
Realized capital losses                                              (7,471)        (7,901)       (37,683)
Capital gains tax (benefit)                                             802         (1,883)            --
                                                                   --------------------------------------
Net realized capital losses, after tax                               (8,273)        (6,018)       (37,683)
Less: amounts transferred to IMR                                      1,965         (3,096)        (1,255)
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(10,238)      $ (2,922)      $(36,428)
                                                                   --------------------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $669,820, $740,995, and $1,367,027, respectively, gross realized capital gains of $8,169, $710 and $1,106, respectively, and gross realized capital losses of $6,273, $8,838 and $39,065, respectively, before transfers to the IMR. Sale of common stocks for the years ended
December 31, 2001, 2000 and 1999 resulted in proceeds of $14,354, $979 and $939, gross realized capital gains of $358, $218 and $115, respectively, and gross realized losses of $371, $1 and $11, respectively.

(e) DERIVATIVE INVESTMENTS

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2001
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  992      $   --        $  --       $   --        $   7        $--      $    7
Other bonds and notes                 1,648           7            7           --           13         --          27
Short-term investments                   59          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 2,699           7            7           --           20         --          34
Other investments                       248          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                   TOTAL INVESTMENT  $2,947      $    7        $   7       $   --        $  20        $--      $   34
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $2,873      $   --        $  66       $   --        $  --        $--      $   66
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  73       $   --        $  20        $--      $  100
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   2       $   --        $   1        $--      $    3
                                     ----------------------------------------------------------------------------------

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  668      $   --        $  --       $   --        $  10        $--      $   10
Other bonds and notes                   513           7            7           --           20         --          34
Short-term investments                   39          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,220           7            7           --           30         --          44
Other investments                        40          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,260      $    7        $   7       $   --        $  30        $--      $   44
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $1,642      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $--      $   94
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   1       $   --        $  --        $--      $    1
                                     ----------------------------------------------------------------------------------

(f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 2001.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   41,637   $   132     $     --   $   41,769
  --Guaranteed and sponsored -- asset-backed                          270,969        --           --      270,969
States, municipalities and political subdivisions                         398        15           --          413
International governments                                              35,086       880           (4)      35,962
Public utilities                                                      163,678       557         (757)     163,478
All other corporate                                                 1,220,569    15,376       (9,716)   1,226,229
All other corporate -- asset-backed                                   728,058        61       (6,733)     721,386
Short-term investments                                                 58,741        --           --       58,741
Certificates of deposit                                                52,877       111           --       52,988
Parents, subsidiaries and affiliates                                  126,735        --           --      126,735
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $2,698,748   $17,132     $(17,210)  $2,698,670
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,162    $  120     $   (211)  $    4,071
Common stock -- affiliated                                             35,384        --      (22,702)      12,682
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,546    $  120     $(22,913)  $   16,753
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    6,164    $   62     $     (7)  $    6,219
  --Guaranteed and sponsored -- asset-backed                          123,714        --           --      123,714
States, municipalities and political subdivisions                         401         6           --          407
International governments                                               7,289       271           --        7,560
Public utilities                                                       17,797        --           --       17,797
All other corporate                                                   360,599     2,062       (3,312)     359,349
All other corporate -- asset-backed                                   544,620        --           --      544,620
Short-term investments                                                 38,813        --           --       38,813
Certificates of deposit                                                    --        --           --           --
Parents, subsidiaries and affiliates                                  121,420        --           --      121,420
                                                                   ----------------------------------------------
    TOTAL BONDS AND SHORT-TERM INVESTMENTS                         $1,220,817    $2,401     $ (3,319)  $1,219,899
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,284    $  509     $    (61)  $    4,732
Common stock -- affiliated                                             35,384        --       (2,052)      33,332
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,668    $  509     $ (2,113)  $   38,064
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2001 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                  Amortized          Estimated
                                                     Cost            Fair Value
                                                  -----------------------------
MATURITY
One year or less                                  $  325,531         $  325,522
Over one year through five years                   1,220,070          1,220,034
Over five years through ten years                    807,775            807,752
Over ten years                                       345,372            345,362
                                                  -----------------------------
                                           TOTAL  $2,698,748         $2,698,670
                                                  -----------------------------

Bonds with a carrying value of $3,495 were on deposit as of December 31, 2001 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                                2001                 2000
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 2,699      2,699     1,221      1,220
  Common stocks                                               17         17        38         38
  Policy loans                                               250        250        81         81
  Mortgage loans                                             180        180        35         35
  Other invested assets                                       64         64         1          1
LIABILITIES
  Deposit funds and other benefits                       $ 2,873    $ 2,089   $ 1,642    $ 1,592
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stocks and other invested assets approximates those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                                      December 31,          January 1,
                                                                          2001                 2001
                                                                     -----------------------------------
Total of all deferred tax assets (admitted and non-admitted)            $ 329,950            $ 200,291
Total of all deferred tax liabilities                                   $(114,519)           $(193,879)
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                              $(160,711)           $      --
Increase in deferred taxes non-admitted                                 $(160,711)                 N/A
                                                                     -----------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2001           2001
                                                                     -----------------------
Current income taxes incurred                                        $(195,656)      $21,260
                                                                     -----------------------

                                                                      STAT/Tax         2001 Tax
Deferred tax assets:                                                 Difference         Effect
                                                                     ---------------------------
Reserves                                                             $ 194,867        $   68,203
Tax Deferred Acquisition Costs ("DAC")                                 551,268           192,943
Accrued deferred compensation                                            8,447             2,957
Capital loss carryforward                                                9,429             3,300
AMT credit utilization                                                 168,098            58,834
Other                                                                   10,608             3,713
                                                                     ---------------------------
                                   TOTAL DEFERRED TAX ASSETS         $ 942,717        $  329,950
                                                                     ---------------------------
                            DEFERRED TAX ASSETS NON-ADMITTED         $(459,176)       $(160,711)
                                                                     ---------------------------

                                                                      STAT/Tax         2001 Tax
Deferred tax liabilities:                                            Difference         Effect
                                                                     ---------------------------
Tax preferred investments                                            $(299,066)       $(104,673)
Deferred and uncollected                                               (19,934)          (6,977)
Other                                                                   (8,197)          (2,869)
                                                                     ---------------------------
                              TOTAL DEFERRED TAX LIABILITIES         $(327,197)       $(114,519)
                                                                     ---------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Reserves                                                           $  68,203            $  23,802         $  44,401
Tax DAC                                                              192,943              160,409            32,534
Accrued deferred compensation                                          2,957                2,048               909
Capital loss carryforward                                              3,300               13,227            (9,927)
AMT credit utilization                                                58,834                   --            58,834
Other                                                                  3,713                  805             2,908
                                                                ---------------------------------------------------
                              TOTAL DEFERRED TAX ASSETS            $ 329,950            $ 200,291         $ 129,659
                                                                ---------------------------------------------------
                       DEFERRED TAX ASSETS NON-ADMITTED            $(160,711)           $      --         $(160,711)
                                                                ---------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Bonds                                                              $      --            $  (1,238)        $   1,238
Tax preferred investments                                           (104,673)            (189,568)           84,895
Deferred and uncollected                                              (6,977)              (1,808)           (5,169)
Other                                                                 (2,869)              (1,265)           (1,604)
                                                                ---------------------------------------------------
                         TOTAL DEFERRED TAX LIABILITIES            $(114,519)           $(193,879)        $  79,360
                                                                ---------------------------------------------------

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Total deferred tax assets                                          $ 329,950            $ 200,291         $ 129,659
Total deferred tax liabilities                                     $(114,519)           $(193,879)        $  79,360
                                                                ---------------------------------------------------
                                 NET DEFERRED TAX ASSET            $ 215,431            $   6,412         $ 209,019
                                                                ---------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2001               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $(299,317)           35.0%
Tax preferred investments                                                 (33,724)            3.9%
Other                                                                         751             0.0%
                                                                     -------------------------------
  Total before SSAP No. 10 implementation                                (332,290)           38.9%
  SSAP No. 10 implementation adjustments                                  (72,385)            8.4%
                                                                     -------------------------------
                                                       TOTAL            $(404,675)           47.3%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2001               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                 $(195,656)           22.9%
Change in net deferred income taxes                                      (209,019)           24.4%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES            $(404,675)           47.3%
                                                                     -------------------------------

(e) As of December 31, the Company had an operating loss carry forward of $(718,165). If not utilized, it will expire for tax purposes in 2016.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2001                  $    --
2000                  $21,260
1999                  $    --

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

There were no material reinsurance recoverables from reinsurers outstanding as of, and for the years ended, December 31, 2001, 2000 and 1999.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
2001
Aggregate Reserves for Life and
  Accident and Health Policies                           $3,085,682  $1,578,470  $  (317,816) $4,346,336
Policy and Contract Claim Liabilities                    $   23,510  $   16,288  $    (9,291) $   30,507
Premium and Annuity Considerations                       $6,890,184  $6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $  115,649  $   94,069  $   (24,134) $  185,584
Surrenders and Other Fund Withdrawals                    $3,893,425  $  491,474  $  (242,572) $4,142,327

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
2000
Aggregate Reserves for Life and
  Accident and Health Policies                           $  900,216  $       --  $  (256,989) $  643,227
Policy and Contract Claim Liabilities                    $   16,084  $       --  $    (5,351) $   10,733
Premium and Annuity Considerations                       $  839,447  $      986  $   (67,586) $  772,847
Annuity and Other Fund Deposits                          $5,730,269  $       --  $(1,528,316) $4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $    1,542  $   (16,238) $   62,828
Surrenders and Other Fund Withdrawals                    $3,684,103  $       --  $  (116,380) $3,567,723

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
1999
Aggregate Reserves for Life and
  Accident and Health Policies                           $  784,502  $       53  $  (192,934) $  591,621
Policy and Contract Claim Liabilities                    $    7,827  $      203  $      (353) $    7,677
Premium and Annuity Considerations                       $  674,219  $    1,261  $   (53,691) $  621,789
Annuity and Other Fund Deposits                          $6,195,917  $       --  $(3,204,554) $2,991,363
Death, Annuity, Disability and Other Benefits            $   65,251  $    1,104  $   (12,713) $   53,642
Surrenders and Other Fund Withdrawals                    $2,541,449  $       --  $(1,290,636) $1,250,813

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

For additional information, see Notes 5, 6, and 8.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $3,764, $648 and $762 for 2001, 2000 and 1999, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2001, 2000 or 1999.

The assumed rate in the per capita cost of health care (the health care trend rate) was 8% for 2001, decreasing ratably to 5% in the year 2007. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Matching contributions are used to acquire common stock of The Hartford. The cost to the Company for the above-mentioned plan was approximately $2 million, $2 million and $1 million in 2001, 2000 and 1999, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. The amount available for dividend in 2002 is approximately $66,872.

10. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $41.9 billion and $45.3 billion as of December 31, 2001 and 2000, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $567 million, $622 million and $493 million for the years ended December 31, 2001, 2000 and 1999, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $289, $1,212 and $523 in 2001, 2000 and 1999, respectively, of which $297, $1,074 and
$318 in 2001, 2000 and 1999, respectively, were estimated to be creditable against premium taxes.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

12. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.